ACCESSOR FUNDS, INC.
                                 US Bank Centre
                           1420 5th Avenue, Suite 3130
                                Seattle, WA 98101

                                 (206) 224-7420
                               (206) 224-4274 FAX


                                 August 29, 1997

Letter to Shareholders
Accessor Funds, Inc.

Dear Shareholder:

         It is our pleasure to review the first half of 1997 with you, the shareholders of Accessor Funds, Inc. (the "Accessor Funds") family of Portfolios. We would also like to take this opportunity to thank you for your investment in the Portfolios, and to express our confidence that the Accessor Funds offer you the opportunity to maximize your investment returns.

         There are currently eight Portfolios of the Accessor Funds in operation. The objectives of the Portfolios differ, and together they provide a broad spectrum of equity and fixed-income investment choices. Each of the Portfolios, except the U.S. Government Money Portfolio, hires external money managers specializing in a particular asset class, and, after five calendar quarters, provides for them to be paid on a performance fee basis. The performance fee is based on the money manager's performance as compared to an unmanaged index of securities with similar risk and investment characteristics. For a complete description of the fee structure, the manager and money managers, and the indices please refer to the Prospectuses and the Statement of Additional Information of Accessor Funds.

         The first of the Portfolios commenced operations on April 9, 1992, and the four fixed-income Portfolios now have over five years of investment results. The three domestic equity portfolios have over four years of investment results, and the International Equity portfolio has over two. The money manager for the Growth Portfolio was changed effective July 21, 1997, from State Street Global Advisors to Geewax, Terker and Associates. The objective of the Portfolio and its benchmark remain unchanged. Bennington Capital Management recommended the change in money manager due to the recent underperformance of State Street Global Advisors relative to their benchmark. We are confident that the new money manager will make every effort to add value to the Growth Portfolio.

         With three domestic equity, one international equity and four fixed-income investment options, shareholders in the Accessor Funds have a wide range of risk and return alternatives to structure an investment solution that is designed to meet their needs precisely. A key feature of the Accessor Funds is that they attempt to provide benchmark risks so that shareholders can more accurately judge the risks they bear while investing in the various

ACCESSOR FUNDS, INC.
August 29, 1997



Portfolios of the Accessor Funds. The graphic below shows the annualized standard deviation benchmark risks so that shareholders can more accurately judge the risks they bear while investing in the various Portfolios of the Accessor Funds. The graphic below shows the annualized standard deviation (a measure of variability, or risk) using monthly performance data since inception of each Portfolio. The standard deviation of the Portfolios is compared, with the exception of the U.S. Government Money Portfolio, to that of the index that the performance of the money manager is measured against for the same time period.

=============================== BAR CHART ======================================

A bar graph appears here that compares the standard deviation of the Portfolios to that of the index (except for the U.S. Government Money Portfolio) that the money manager is measured against for the same time period (inception of the Portfolio through June 1997). The data points from the graph are as follows:

                               Comparison of Risk
                          Inception through June 1997

          Porfolio - Inception to June 1997       Index - Inception to June 1997

Money
May 92                        0.3%
Short-Inter
June 92                       2.4%                          2.5%
Mortgage
June 92                       3.4%                          3.4%
Intermediate
July 92                       4.5%                          4.5%
Value
September 92                  9.2%                          9.3%
Growth
September 92                 10.2%                         10.7%
Small
September 92                 11.3%                         11.5%
International Equity
November 94                  10.1%                         10.7%

============================ END OF BAR CHART ==================================


         We believe that there are two important conclusions that can be drawn from the chart above. The first is the relative risk ranking of the Portfolios of the Accessor Funds. The higher the standard deviation, the higher the risk in terms of loss over a quarter or a year. The second, perhaps more subtle conclusion, is that each Portfolio's risk has been very close to the risk of the index against which we compare the money manager's performance. We believe that this structure allows the Accessor Funds' shareholders to judge the risks they are assuming more accurately than can shareholders of most investment companies. The indices we use are publicly available, and large quantities of data are available about the indices' historical risks. We believe it important that investors know the risks they assume, before they invest.

ACCESSOR FUNDS, INC.
August 29, 1997


         The past six months have been remarkably favorable for US investors. Both stock and bond markets did well, with low inflation helping bonds, and lower interest rates and positive earnings helping stocks. The US stock market continues to overshadow all other asset classes in returns, although this high level of performance seems increasingly unlikely to continue.

         We would like to end by saying that we are continuing to search for additional tools to improve Portfolio performance, and are also constantly evaluating the ones we currently use. We look forward to serving you, the shareholders, for many years to come.



Ravindra A. Deo
Treasurer




--------------------------------------------------------------------------------
         The portfolio risk information quoted is historical. Future risk will fluctuate, and past risk is not necessarily indicative of future risk. For more complete information about Accessor Funds, including fees and expenses, please call 1-800-759-3504 for the prospectuses. Please read them carefully before you invest.
--------------------------------------------------------------------------------

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                       Schedule of Investments (Unaudited)
                                  June 30, 1997

Description                                           Shares           Value

COMMON STOCK (92.3%)

Advertising (1.0%)
    Interpublic Group of Companies, Incorporated      14,400      $  882,900

Aerospace-Defense (0.1%)
    General Dynamics Corporation                         900          67,500

Air Travel (0.4%)
    Delta Air Lines, Incorporated                      4,200         344,400

Apparel (0.5%)
    VF Corporation                                     4,700         400,087

Automobiles (0.4%)
    Ford Motor Company                                 9,600         362,400

Banks/Savings & Loans (2.7%)
    Bankamerica Corporation                            6,200         400,287
    Comerica, Inc.                                     8,600         584,800
    First Chicago NBD Corporation                      5,700         344,850
    First Union Corporation                            4,200         388,500
    Mellon Bank Corporation                            5,100         230,137
    Republic of New York Corporation                   3,800         408,500
                                                                     -------
                                                                   2,357,074
Beverages - Soft Drinks (3.5%)
    Coca Cola Company                                 28,600       1,994,850
    PepsiCo, Incorporated                             27,400       1,029,212
                                                                   ---------
                                                                   3,024,062
Chemicals (2.6%)
    Dow Chemical Company                               8,600         749,275
    Dupont de Nemours & Company                       18,600       1,169,475
    Union Carbide Corporation                          6,900         324,730
                                                                     -------
                                                                   2,243,480
Commercial Services (1.4%)
    Ecolab, Incorporated                              16,300         778,325
    Shared Medical Systems                             7,300         394,200
                                                                     -------
                                                                   1,172,525


-----------------------------------------------------------------------------
See notes to financial statements


                                      .4.

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                           Shares           Value

Computer Software & Services (5.5%)
    Cisco Systems, Incorporated*                       8,600      $  577,275
    Computer Associates International, Incorporated   23,475       1,307,263
    Microsoft Corporation*                            13,900       1,756,613
    Sun Microsystems, Incorporated*                   30,300       1,127,727
                                                                   ---------
                                                                   4,768,878
Computers (2.7%)
    Compaq Computer Corporation*                      23,200       2,302,600

Cosmetics & Toiletries (0.0%)
    Alberto Culver Company Class B                     1,400          39,200

Diversified - Conglomerate (1.3%)
    Cognizant Corporation                             18,500         749,250
    National Service Industries, Incorporated          8,000         389,500
                                                                     -------
                                                                   1,138,750
Drugs & Pharmaceuticals (16.7%)
    Abbot Laboratories                                23,900       1,595,325
    American Home Products Corporation                14,000       1,071,000
    Amgen, Incorporated*                               9,300         540,562
    Bristol-Myers Squibb Company                      43,400       3,515,400
    Johnson & Johnson                                 17,600       1,133,000
    Lilly Eli & Company                                4,400         480,975
    Merck & Company                                   35,100       3,632,850
    Pfizer, Incorporated                               3,900         466,050
    Schering-Plough                                   40,600       1,943,725
                                                                   ---------
                                                                  14,378,887
Electric Utilities (0.1%)
    Consolidated Edison Company of New York,           2,500          73,593
    Incorporated

Electronics (11.8%)
    General Electric Company                          51,000       3,334,125
    Hewlett Packard                                   19,500       1,092,000
    Honeywell, Incorporated                            4,900         371,788
    Intel Corporation                                 24,100       3,417,680
    Lucent Technology                                 14,100       1,016,081
    Tektronix, Incorporated                            7,500         450,000
    Xerox Corporation                                  5,500         433,813
                                                                     -------
                                                                  10,115,487
 ---------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                           Shares           Value

Entertainment & Leisure (2.0%)
    King World Productions, Incorporated*             18,500      $  647,500
    The Walt Disney Company                           13,400       1,075,350
                                                                   ---------
                                                                   1,722,850
Finance (2.0%)
    American Express Company Incorporated              5,600         417,200
    Greentree Financial                               19,600         698,250
    Ryder Systems, Incorporated                        6,800         224,400
    Salomon, Incorporated                              6,300         350,438
                                                                     -------
                                                                   1,690,288
Foods (5.5%)
    Campbell Soup Company                             24,200       1,210,000
    Conagra, Incorporated                             17,800       1,141,425
    General Mills, Incorporated                        2,600         169,325
    Hershey Foods Corporation                          2,400         132,750
    H.J. Heinz Company                                24,200       1,116,225
    Quaker Oats Company                               21,600         969,300
                                                                     -------
                                                                   4,739,025
Hospital Management (0.5%)
    Tenet Healthcare Corporation*                     13,700         405,006

Hotels & Motels (0.3%)
    HFS, Incorporated                                  2,600         150,800
    Hilton Hotels, Incorporated                        4,400         116,875
                                                                     -------
                                                                     267,675
Household Products (3.2%)
    Gillette Company                                   2,100         198,975
    Maytag Corporation                                 3,500          91,438
    Newell Company                                    23,400         927,225
    Procter & Gamble Company                           9,500       1,341,875
    Tupperware Corporation                             6,300         229,950
                                                                     -------
                                                                   2,789,463
Insurance (2.7%)
    Allstate                                           4,900         357,700
    American International Group                       3,600         537,750
    Loews Corporation                                  3,300         330,413
    Marsh & McLennan Companies, Incorporated          15,000       1,070,625
                                                                   ---------
                                                                   2,296,488
-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                           Shares           Value

Machinery (2.1%)
    Case Corporation                                  11,500      $  792,063
    Caterpillar, Incorporated                          9,200         987,850
                                                                     -------
                                                                   1,779,913
Manufacturing - Diversified (0.6%)
    Parker-Hannifin Corporation                        8,600         521,913

Medical Equipment & Supplies (0.5%)
    Beverly Enterprises*                              24,300         394,875

Oil & Gas (2.0%)
    Atlantic Richfield Company                         3,200         225,600
    Baker Hughes, Incorporated                         8,300         321,106
    Coastal Corporation                                4,300         228,706
    Rowan Companies, Incorporated*                    31,600         890,725
                                                                     -------
                                                                   1,666,137
Paper & Forest Products (1.1%)
    Kimberly-Clark Corporation                        19,000         945,250

Publishing News (1.3%)
    Gannet Company, Incorporated                       8,300         819,625
    Knight Ridder, Incorporated                        6,100         299,091
                                                                     -------
                                                                   1,118,716
Retail - Grocery (1.5%)
    American Stores Company                            6,800         335,750
    Kroger Company*                                   33,200         962,800
                                                                     -------
                                                                   1,298,550
Retail - Trade (7.0%)
    Dayton Hudson Corporation                         22,200       1,180,763
    Lowe's Companies                                  21,300         790,763
    Price/Costco Incorporated                         23,700         779,138
    Rite Aid Corporation                                3,100         154,613
    Sears, Roebuck & Company                           6,200         333,250
    Tandy Corporation                                  7,700         431,200
    Toys 'R' US, Incorporated*                        12,200         427,000
    TJX Companies, Incorporated                       41,800       1,102,475
    Wal-Mart Stores, Incorporated                     23,200         784,450
                                                                     -------
                                                                   5,983,652
-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                                Growth Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Concluded)

Description                                           Shares           Value

Steel Producer (0.4%)
    U.S. Steel Group, Incorporated                    10,600      $  371,663

Telecommunications (6.1%)
    Airtouch Communications*                          10,400         284,700
    AT&T Company                                       9,900         347,119
    Bell Atlantic Corporation                          5,800         440,075
    Bellsouth Corporation                              8,400         389,550
    GTE Corporation                                    1,700          74,588
    Motorola, Incorporated                            11,800         896,800
    NYNEX Corporation                                  6,800         391,850
    SBC Communications, Incorporated                  13,700         847,688
    Scientific Atlanta, Incorporated                  20,700         452,813
    Tellabs, Incorporated*                            19,400       1,083,975
                                                                   ---------
                                                                   5,209,158
Tobacco (2.9%)
    Philip Morris Companies, Incorporated             56,400       2,502,750
                                                                   ---------

TOTAL COMMON STOCK (Identified Cost $57,467,790)                  79,375,195

SHORT TERM INVESTMENTS AND CASH EQUIVALENTS (7.7%)

                             Interest   Maturity   Principal
                              Rate (1)    Date      Amount

Federal Home Loan Bank
   Discount Note               5.50%   07/01/97   3,010,000        3,010,000

Dreyfus Cash Management Plus   5.56%   07/01/97   3,599,204        3,599,205
                                                                   ---------

  TOTAL SHORT TERM INVESTMENTS AND CASH EQUIVALENTS
   (Identified Cost $6,609,204)                                    6,609,205
                                                                   ---------

  TOTAL INVESTMENTS (100.0%) (Identified Cost $64,076,995)       $85,984,400
                                                                 ===========


------------------------------------------------
*   Non-income producing security
(1) Yield at time of purchase.


-----------------------------------------------------------------------------
See notes to financial statements

                               ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                       Schedule of Investments (Unaudited)
                                  June 30, 1997
Description                                            Shares            Value

COMMON STOCK (92.1%)

Aerospace-Defense (1.8%)
    Boeing Company                                      3,000       $  159,188
    General Dynamics Corporation                        3,900          292,500
    Northrop Grumman Corporation                        8,400          737,625
                                                                       -------
                                                                     1,189,313
Air Travel (1.2%)
    AMR Corporation                                     4,500          416,250
    Delta Air Lines, Incorporated                       4,300          352,600
                                                                       -------
                                                                       768,850
Automobiles (4.7%)
    Chrysler Corporation                                7,000          229,680
    Ford Motor Company                                 38,100        1,438,275
    General Motors Corporation                         24,800        1,381,050
                                                                     ---------
                                                                     3,049,005
Banks/Saving & Loans (10.2%)
    Bankamerica Corporation                            12,200          787,663
    Bankers Trust New York Corporation                  8,600          748,200
    Chase Manhattan Corporation                        10,000          970,625
    Citicorp                                            6,900          831,881
    Comerica, Incorporated                              8,800          598,400
    First Chicago NBD Corporation                      12,400          750,200
    First Union Corporation                            12,100        1,119,250
    Nationsbank Corporation                             2,600          167,700
    Republic of New York Corporation                    5,300          569,750
                                                                       -------
                                                                     6,543,669
Beverages - Soft Drinks (0.2%)
    Coca Cola Company                                   1,800          125,550

Building & Construction (0.7%)
    Centex Corporation                                 11,000          446,875

Chemicals (3.5%)
    Dow Chemical Company                                7,100          618,588
    FMC Corporation*                                    5,400          428,963
    Rohm & Haas Company                                 5,700          513,356
    Union Carbide Corporation                          14,400          677,700
                                                                       -------
                                                                     2,238,607



-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Computer Software & Services (1.3%)
    Adobe Systems, Incorporated                         5,900       $  206,869
    Seagate Technology*                                17,300          608,744
                                                                       -------
                                                                       815,613
Computers (3.1%)
    Compaq Computer Corporation*                        8,300          823,775
    International Business Machines Corporation        12,800        1,154,400
                                                                     ---------
                                                                     1,978,175
Diversified - Conglomerate (0.8%)
    Dana Corporation                                    7,100          269,800
    Ceridian Corporation                                5,800          245,050
                                                                       -------
                                                                       514,850
Electric Utilities (5.7%)
    Entergy Corporation                                21,400          585,825
    GPU, Incorporated                                  19,200          688,800
    Houston Industries                                 27,300          585,244
    Niagara Mohawk Power Corporation*                  78,000          667,875
    Ohio Edison Company                                19,600          427,525
    Public Service Enterprise                          29,400          735,000
                                                                       -------
                                                                     3,690,269
Electronics (2.2%)
    Advanced Micro Devices                              7,000          252,000
    Intel Corporation                                   2,800          397,075
    Micron Technology                                  13,800          551,138
    National Semiconductors                             8,000          245,000
                                                                       -------
                                                                     1,445,213
Entertainment & Leisure (0.9%)
    Brunswick Corporation                              17,800          556,250

Finance (4.9%)
    Greentree Financial                                10,800          384,750
    J.P. Morgan & Company                               5,300          553,188
    Merrill Lynch & Company, Incorporated              15,000          894,375
    Ryder Systems, Incorporated                        19,400          640,200
    Salomon, Incorporated                              12,300          684,188
                                                                       -------
                                                                     3,156,701





-----------------------------------------------------------------------------
See notes to financial statements

                               ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Foods (3.5%)
    Fleming Companies, Incorporated                     9,900       $  178,200
    Ralston Purina Company                              5,100          419,156
    Ryan's Family Steak Houses, Incorporated*          66,600          570,263
    SuperValu, Incorporated                            17,500          603,750
    Whitman Corporation                                20,700          496,800
                                                                       -------
                                                                     2,268,169
Household Products (0.7%)
    Maytag Corporation                                 18,100          472,863

Insurance (4.4%)
    Aegon N.V.                                          1,867          130,807
    Cigna Corporation                                   4,700          834,250
    Loews Corporation                                   7,400          740,925
    MBIA, Incorporated                                  2,300          259,469
    Providian Corporation                               4,300          138,138
    Torchmark Corporation                               8,400          598,500
    Traveler's Group, Incorporated                      2,300          145,044
                                                                       -------
                                                                     2,847,133
Machinery (4.6%)
    Caterpillar, Incorporated                           7,400          794,575
    Crane Company                                       3,300          137,981
    Harnischfeger Industries                            6,300          261,450
    Ingersoll-Rand Company                             11,400          703,950
    Paccar, Incorporated                                6,200          287,913
    Parker-Hannifin Corporation                        12,300          746,456
                                                                       -------
                                                                     2,932,325
Managed Care (2.5%)
    Columbia HCA Healthcare                            26,000        1,022,125
    Tenet Healthcare Corporation                       19,100          564,644
                                                                       -------
                                                                     1,586,769
Medical Equipment & Supplies (0.3%)
    American Home Products                              2,400          183,600

Metals (2.3%)
    Alcan Aluminum Limited                             10,000          346,875
    Phelps Dodge                                        7,900          672,981
    USX - U.S. Steel Group, Incorporated               13,400          469,838
                                                                       -------
                                                                     1,489,694


-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Office Equipment & Supplies (0.2%)
    Harris Corporation                                  1,700       $  142,800

Oil & Gas (16.1%)
    Amoco Corporation                                   1,600          139,100
    Atlantic Richfield Company                          3,800          267,900
    Chevron Corporation                                18,400        1,360,450
    Coastal Corporation                                 7,600          404,225
    Columbia Gas Systems, Incorporated                  9,200          600,300
    Exxon Corporation                                  27,600        1,697,400
    Mobil Corporation                                  15,000        1,048,125
    Pennzoil                                            7,200          552,600
    Phillips Petroleum Company                         16,700          730,625
    Rowan Companies, Incorporated                      26,700          752,606
    Royal Dutch Petroleum Company                       3,800          820,800
    Texaco, Incorporated                                7,100          772,125
    Unocal Corporation                                 14,600          566,663
    USX-Marathon Group                                 22,500          649,688
                                                                       -------
                                                                    10,362,607
Paper & Forest Products (1.3%)
    American Greetings Corporation, Class A Shares     13,700          508,613
    Kimberly-Clark Corporation                          7,000          348,250
                                                                       -------
                                                                       856,863
Pharmaceuticals (1.2%)
    Bristol-Myers Squibb Company                        4,200          340,200
    Schering-Plough Corporation                         9,800          469,175
                                                                       -------
                                                                       809,375
Railroads (1.2%)
    CSX Corporation                                    14,200          788,100

Retail - Trade (4.3%)
    Dayton Hudson Corporation                          10,900          579,744
    Federated Department Stores*                        8,500          295,375
    Sears, Roebuck & Company                            8,600          462,250
    Tandy Corporation                                   8,700          487,200
    TJX Companies, Incorporated                        19,400          511,675
    Woolworth Corporation                              18,300          439,200
                                                                       -------
                                                                     2,775,444
Stock Equivalent (0.6%)
    Standard & Poors Depository Receipts                4,400          388,575

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Value and Income Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Concluded)

Description                                            Shares            Value

Telecommunications (7.7%)
    AT&T Company                                       28,900     $  1,013,306
    Ameritech Corporation                              13,500          917,156
    Bell Atlantic Corporation                           6,600          500,775
    Bellsouth Corporation                               4,700          217,963
    Motorola, Incorporated                              2,200          167,200
    NYNEX Corporation                                  17,800        1,025,725
    SBC Communications, Incorporated                    9,900          612,562
    U.S. West Communications Group                     12,900          486,169
                                                                       -------
                                                                     4,940,856

  TOTAL COMMON STOCK (Identified Cost $47,683,930)                  59,364,113
                                                                    ----------

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (7.9%)

                                      Interest  Maturity  Principal
                                       Rate(1)    Date     Amount

U.S. Treasury Bill (2)                 5.12%   09/18/97    440,000     435,115

Fifth Third Bank Repurchase Agreement
  (collateralized by 4,582,000
   US Treasury Notes 7.5% 10/31/99,
   market value $4,717,311)            5.50%   07/01/97  4,624,430   4,624,430
                                                                     ---------

 TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
 (Identified Cost $5,059,545)                                        5,059,545
                                                                     ---------

 TOTAL INVESTMENTS (100.0%) (Identified Cost $52,743,474)          $64,423,658
                                                                   ============


----------------------------------------------
* Non-income producing security
(1) Yield at time of purchase.
(2) Security has been segregated with the custodian to cover margin requirements for the following open futures contract at June 30, 1997. Future is equivalent to common stock exposure of $4,471,000 at current market value. If exchanged for physicals, short-term investment and cash equivalent positions would be reduced.

                                 Units per              Market      Unrealized
Type      Expiration  Contracts  Contract   Price     Equivalent   Appreciation

S&P 500
Future     09/22/97      10        500     $894.20    $4,471,000      $5,475



-----------------------------------------------------------------------------
See notes to financial statements

                               ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                       Schedule of Investments (Unaudited)
                                  June 30, 1997

Description                                            Shares            Value

COMMON STOCK (98.7%)

Advertising (2.0%)
     Omnicom Group                                     40,500     $  2,495,813

Aerospace - Defense (0.6%)
     Alliant Technology                                 7,600          418,000
     Thiokol Corporation                                5,100          357,000
                                                                       -------
                                                                       775,000
Air Travel (0.9%)
     Continental Airlines                               5,700          199,144
     Midwest Express Holdings                          12,600          344,925
     UAL Corporation                                    8,500          608,281
                                                                       -------
                                                                     1,152,350
Airlines - Freight (0.5%)
     Expeditors International Wash Incorporated        21,100          598,712

Audio/Visual (0.2%)
     Carmike Cinemas, Incorporated                      7,300          239,075

Automotive Parts & Equipment (1.7%)
     Arvin Industry, Incorporated                      10,800          294,300
     Borg-Warner Automotive, Incorporated               9,200          497,375
     Polaris Industry, Incorporated                    10,200          332,137
     Wynn's International                              35,850        1,017,244
                                                                     ---------
                                                                     2,141,056
Banks/Savings & Loans (10.3%)
     Albank Financial Corporation                       9,300          367,350
     Amsouth Bancorporation                            30,600        1,157,063
     CitFed Bancorp, Incorporated                       8,000          310,000
     City National Corporation                         32,000          770,000
     Deposit Guaranty Corporation                      56,700        1,786,050
     First Citizens Bancshares Incorporated             2,000          174,000
     Great Financial Corporation                       12,800          449,600
     Greenpoint Financial                              10,800          718,875
     Imperial Bancorporation                           33,800          975,975
     North Fork Bancorporation                         51,368        1,097,991
     Northern Trust Corporation                        22,800        1,102,950
     Peoples Heritage Financial Savings Bank           24,700          935,513
     Popular Incorporated                              29,500        1,191,063
     Star Banc Corporation                             33,000        1,394,250
     T R Financial Corporation                         11,200          282,100
     Washington Mutual, Incorporated                    3,900          233,025
                                                                       -------
                                                                    12,945,805

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Broadcasting (0.2%)
     United Television Incorporated                     3,000       $  297,000

Brokerage (2.9%)
     Bear Stearns Companies Incorporated               27,763          949,148
     Interra Financial, Incorporated                    2,300           96,456
     Lehman Brothers Holdings, Incorporated            39,400        1,595,700
     Paine Webber Incorporated                         28,700        1,004,500
                                                                     ---------
                                                                     3,645,804
Building & Construction (0.9%)
     NVR, Incorporated*                                46,100          703,025
     U.S. Home Corporation                             17,100          454,219
                                                                       -------
                                                                     1,157,244
Chemicals (1.2%)
     Chemed Corporation                                 9,700          363,144
     Lyondell Petroleum Company                           200            4,362
     Terra Industries, Incorporated                    36,400          423,150
     Tredegar Industries                               12,400          688,200
                                                                       -------
                                                                     1,478,856
Computer Software & Services (4.4%)
     Affiliated COM*                                   28,500          798,000
     Cadence Design Systems, Incorporated*             32,850        1,100,475
     Computer Task Group, Incorporated                 26,200          975,950
     Fiserv, Incorporated                              25,621        1,143,337
     Keane, Incorporated                               28,500        1,482,000
                                                                     ---------
                                                                     5,499,762
Computers (1.8%)
     Stratus Computer, Incorporated                     8,100          405,000
     Western Digital                                   59,400        1,878,525
                                                                     ---------
                                                                     2,283,525
Construction Equipment (1.8%)
     NCI Building Systems                              12,800          414,400
     Southdown, Incorporated                           21,100          920,487
     Texas Industries, Incorporated                     9,500          252,344
     USG Corporation                                   19,800          722,700
                                                                       -------
                                                                     2,309,931
Drugs & Pharmaceuticals ( 0.5%)
     Dura Pharmaceuticals                               7,500          299,062
     Perrigo Company                                   21,600          270,000
                                                                       -------
                                                                       569,062



-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Electric Utilities (2.4%)
     Central Hudson Gas & Electric                      2,200       $   75,762
     Commonwealth Energy System                        22,100          529,019
     LG&E Corporation                                  15,000          330,938
     Pinnacle West Capital                              6,700          201,419
     Public Service Company of Colorado                12,700          527,050
     Southwestern Public Services Company              33,900        1,332,694
                                                                     ---------
                                                                     2,996,882
Electrical Equipment (2.6%)
     Barnes Group                                      12,800          379,200
     Charter Power Systems                              9,400          352,500
     Cohu, Incorporated                                 7,400          231,250
     IES Industries                                     8,000          236,000
     IPALCO Enterprises, Incorporated                  64,800        2,025,000
                                                                     ---------
                                                                     3,223,950
Electronics (6.7%)
     Dallas Semiconductor Corporation                   8,600          337,550
     Fluke Corporation                                  1,200           71,100
     Jabil Circuit, Incorporated                       27,500        2,306,562
     KLA - Tencor Corporation                          11,800          575,250
     P-Com, Incorporated                               26,100          861,300
     SCI Systems                                       10,000          637,500
     Teradyne, Incorporated                            21,000          824,250
     UCAR International                                25,600        1,171,200
     Unitrode Corporation                              22,500        1,133,437
     Wyman-Gordon Company                              18,300          494,100
                                                                       -------
                                                                     8,412,249
Finance (2.9%)
     Comdisco, Incorporated                            19,500          507,000
     Firstplus Financial                               17,600          598,400
     Student Loan Marketing Association                19,600        2,489,200
                                                                     ---------
                                                                     3,594,600
Foods (2.2%)
     CKE Restaurants, Incorporated                     16,800          531,300
     Interstate Bakeries                               21,700        1,287,081
     Morningstar                                       33,600          987,000
                                                                       -------
                                                                     2,805,381
Holding Company (2.4%)
     Berkshire Hathaway, Incorporated*                     60        2,832,000
     SPS Technologies, Incorporated                     3,000          212,250
                                                                       -------
                                                                     3,044,250



-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Hotel & Motels (1.6%)
     Doubletree Corporation*                            3,841       $  157,961
     Marcus Corporation                                 8,700          214,238
     Prime Hospitality Corporation                     34,200          675,450
     Promus Hotel Corporation                          24,300          941,625
                                                                       -------
                                                                     1,989,274
Human Resources (2.5%)
     Corestaff Incorporated                            23,700          639,900
     CDI Corporation                                   21,500          896,281
     Norrell Corporation                                7,900          260,700
     Olsten Corporation                                17,700          344,044
     Personal Group America                            17,100          492,694
     Robert Half International Incorporated*           11,600          545,925
                                                                       -------
                                                                     3,179,544
Insurance (8.0%)
     AMBAC, Incorporated                                5,900          450,613
     American Bankers Insurance Group, Incorporated     6,100          385,825
     CMAC Investment Corporation                       21,700        1,036,175
     Everst Reinsurance Holdings                       67,900        2,690,538
     Executive Risk, Incorporated                       6,900          358,800
     Mercury General Corporation                       14,500        1,054,875
     Old Rep International Corporation                 50,000        1,515,625
     Orion Capital Corporation                          3,000          221,250
     Sunamerica, Incorporated                          38,000        1,852,500
     Washington National Corporation                   18,300          521,550
                                                                       -------
                                                                    10,087,751
Machinery (1.5%)
     Lindsay Manufacturing                              4,900          160,475
     Manitowoc, Incorporated                           20,200          944,350
     Robbins & Myers, Incorporated                     25,500          828,750
                                                                       -------
                                                                     1,933,575
Managed Care (2.2%)
     Curative Health Services                          25,500          733,125
     Hillenbrand Industries                            30,900        1,467,750
     Novacare Incorporated*                            14,800          205,350
     Wellpoint Health Networks                          8,000          367,000
                                                                       -------
                                                                     2,773,225
Medical Equipment & Supplies (4.7%)
     Bergen Brunswig Corporation                       77,125        2,149,859
     Collagen Corporation                               7,100          124,250
     Lincare Holdings, Incorporated                    27,300        1,173,900
     Universal Health Services, Incorporated*          46,200        1,778,700
     Watson Pharmaceuticals, Incorporated*             14,800          625,300
                                                                       -------
                                                                     5,852,009

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Metals (3.0%)
     Amcast Industrial Corporation                     12,800       $  320,000
     Handy & Harman                                    20,900          363,137
     Kaydon Corporation                                 5,600          277,900
     Mueller Industries, Incorporated                  23,200        1,015,000
     National Steel Corporation                         2,900           48,756
     Precision Castparts Corporation                   29,900        1,782,787
                                                                     ---------
                                                                     3,807,580
Office Equipment & Supplies (1.0%)
     Miller Herman, Incorporated                       33,400        1,202,400

Oil & Gas (6.6%)
     Cliffs Drilling Company                           18,200          664,300
     Cooper Cameron Corporation                           900           42,075
     Devon Energy Corporation                           8,500          312,375
     Global Marine Incorporated*                       55,100        1,281,075
     Marine Drilling Company, Incorporated             51,000        1,000,875
     National Fuel Gas                                 32,400        1,358,775
     Newpark Resources, Incorporated                   36,390        1,228,162
     Parker & Parsley                                  16,400          580,150
     Tesoro Petroleum Corporation                       7,200          106,650
     Tosco Corporation                                 19,500          583,781
     Union Texas Petroleum Holdings, Incorporated       8,700          182,156
     Vintage Petroleum                                 28,600          879,450
                                                                       -------
                                                                     8,219,824
Other Durable Goods (2.8%)
     Avondale Industries, Incorporated                 14,700          308,700
     Cellstar Corporation                              58,450        1,790,031
     Harsco Corporation                                14,700          595,350
     Libbey, Incorporated                               7,900          276,500
     Newport News Shipbuilding                         28,400          552,025
                                                                       -------
                                                                     3,522,606
Paper & Forest Products (1.2%)
     Fort Howard*                                      25,400        1,285,875
     Paragon Trade Brands Incorporated*                 9,500          162,094
                                                                       -------
                                                                     1,447,969
Printing & Publishing (1.9%)
     Central Newspapers                                21,400        1,532,775
     Pulitzer Publishing Company                        7,700          408,100
     Washington Post Company                            1,200          477,600
                                                                       -------
                                                                     2,418,475
Railroads (0.6%)
     GATX Corporation                                  12,700          733,425

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                            Shares            Value

Real Estate (0.3%)
     Horizon Group, Incorporated                       24,600       $  330,563

Retail - Grocery (0.6%)
     Safeway, Incorporated*                            17,100          788,738

Retail - Trade (6.4%)
     Burlington Coat Factories                          6,600          128,700
     CompUSA                                            5,600          120,400
     Daisytek International Corporation*                4,100          162,463
     Dollar Tree Stores Incorporated                   21,200        1,067,950
     Ethan Allen Interiors                             13,600          775,200
     Family Dollar Stores, Incorporated                40,200        1,095,450
     Mac Frugals Bargains Close-Outs, Incorporated      6,500          177,125
     Ross Stores Incorporated                          83,800        2,739,213
     Russ Berrie & Company, Incorporated               30,200          662,512
     Tech Data Corporation                             33,600        1,056,300
                                                                     ---------
                                                                     7,985,313
Technology (0.2%)
     International Game Technology                     11,200          198,800

Telecommunications (1.4%)
     Aliant Communications                             23,200          452,400
     Cincinnati Bell Incorporated                      32,600        1,026,900
     Periphonics Company*                              11,700          251,550
                                                                       -------
                                                                     1,730,850
Textiles - Apparel (1.7%)
     Jones Apparel Group, Inc.                         34,400        1,642,600
     Westpoint Stevens, Inc.                           14,000          547,750
                                                                       -------
                                                                     2,190,350
Tobacco (1.0%)
     RJR Nabisco Holdings                               3,200          105,600
     Universal Corporation                             34,800        1,104,900
                                                                     ---------
                                                                     1,210,500
Transportation (0.4%)
     Seacor Holdings, Incorporated*                     3,400          177,862
     Varlen Corporation                                12,655          340,103
                                                                       -------
                                                                       517,965

TOTAL COMMON STOCK (Identified Cost $102,880,849)                  123,787,043
                                                                   -----------

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                           Small to Mid Cap Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Concluded)


SHORT TERM INVESTMENTS AND CASH EQUIVALENTS (1.3%)
                         Interest    Maturity     Principal
                         Rate (1)     Date          Amount          Value

United States
Treasury Bills             5.85%    04/02/98      1,300,000     $  1,244,190

Fifth Third Bank
Repurchase Agreement
  (collateralized by       5.50%    07/01/97        331,630          331,630
  329,000 US Treasury
  Notes 7.5% 10/31/99,
  market value $338,715)

TOTAL SHORT TERM INVESTMENTS AND CASH EQUIVALENTS                  1,575,820
(Identified cost $1,575,820)                                       ---------

TOTAL INVESTMENTS (100.0%) (Identified cost $104,456,669)       $125,362,863
                                                                =============


-----------------------------------------------------------
*    Non-income producing security
(1)  Yield at time of purchase.


-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997


Description                                    Shares                  Value

COMMON STOCK (95.6%)

Argentina (1.9%)
   Banco Frances Del Rio ADR                   16,100             $  523,250
   Disco SA ADR                                15,300                606,262
   Perez Comanc ADR                            34,911                557,246
   Telefonica De Argentina                     15,500                536,688
                                                                 ------------
                                                                   2,223,446
Australia (1.9%)
   Australian Gas & Light Company               2,431                 14,205
   Colonial Limited                           210,000                531,743
   Westpac                                    170,000              1,015,017
   Woolsworth Limited                         175,000                570,287
                                                                 ------------
                                                                   2,131,252
Belgium (2.3%)
   Banque Bruxelles Lambert (BBL)               4,380              1,108,706
   Barco N.V. (Barco Industries)                3,700                750,292
   Dexia Belgium                                7,000                752,573
                                                                 ------------
                                                                   2,611,571
Brazil (2.6%)
   Centrais Eletricas ADR                      48,000              1,458,000
   Telecomunicas ADR                            2,500                379,375
   Telepar-Telec                              465,885                346,207
   TV Filme Inc.*                              23,300                241,737
   Unibanco GDS ADR                            15,000                556,875
                                                                 ------------
                                                                   2,982,194
Chile (0.5%)
   Laboratorio Chile SA                        19,200                544,800

Denmark (0.9%)
   Novo Nordisk B Ordinary                      9,000                982,699

Finland (2.3%)
   Metsa Serla B                               99,600                811,104
   Nokia Corporation                           13,700              1,010,375
   Raision Tehtaat                             12,050                828,194
                                                                 ------------
                                                                   2,649,673





-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                    Shares                  Value

France (4.5%)
   Axa UAP                                     18,000           $  1,120,605
   Cap Gemini*                                 17,500                924,043
   Promodes Cet of Voting                       2,800              1,091,683
   Sidel                                       11,100                860,255
   Synthelebo                                   8,900              1,159,696
                                                                 ------------
                                                                   5,156,282
Germany (5.2%)
   Bayer Motoren Werk                           1,800              1,485,423
   Fresenius*                                   2,200                455,773
   Gehe                                         8,750                602,571
   Lufthansa                                   63,000              1,212,975
   Volkswagen AG                                2,840              2,154,609
                                                                 ------------
                                                                   5,911,351
Great Britain (12.0%)
   Airtours                                   101,800              1,968,728
   Bank of Ireland                             70,000                768,907
   Barclays PLC                                72,200              1,432,337
   British Aerospace                           84,000              1,868,444
   Compass Group                               57,500                643,086
   Glaxo Holdings                              71,000              1,468,204
   Granada Group                                  225                  2,959
   Imperial Chemical Industries                64,400                893,889
   Ladbroke Group                             401,300              1,576,206
   Lloyds TSB Group                           146,500              1,501,932
   National Power                             111,000                964,329
   Pizza Express                               59,900                627,060
   Rolls Royce                                    754                  2,881
                                                                 ------------
                                                                  13,718,962
Hong Kong (3.7%)
   China Resources                            114,000                559,164
   HSBC Holdings                               42,400              1,275,183
   Hutchison Whampoa                          133,000              1,150,210
   Qingling Motors                          1,155,000                596,338
   Sun Hung Kai Properties                     53,000                637,934
                                                                 ------------
                                                                   4,218,829
India (0.5%)
   State Bank of India*(2)                     22,500                596,250



-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                    Shares                  Value

Israel (0.9%)
   Gilat Satellite*                            12,600             $  418,950
   Teva Pharmaceuticals ADR                     8,800                569,800
                                                                 ------------
                                                                     988,750
Italy (1.7%)
   Credito Italiano                           554,700              1,013,880
   Telecom Italia                             288,400                932,236
                                                                 ------------
                                                                   1,946,116
Japan (27.6%)
   Advantest                                   19,300              1,484,226
   Bridgestone                                 34,000                790,352
   Canon                                       30,000                817,967
   Fuji Photo Film                             19,000                765,446
   Fujitsu Ltd.                                96,000              1,333,916
   Hirose Electric                             16,700              1,147,094
   Ibiden Company                              70,000              1,009,350
   Jusco Company                               25,000                845,495
   Keyence Corporation                          7,000              1,039,937
   Kyocera Corporation                         15,000              1,192,869
   Matsushita Kotobuki                         25,000                830,202
   Mitsui Fudosan                              95,000              1,311,719
   Nichei Company Ltd                          15,600              1,813,160
   Nikko Securities                           124,000                763,960
   Nintendo                                     9,900                830,551
   Orix Corporation                            20,400              1,513,554
   Rohm Company                                10,000              1,031,198
   Seven Eleven Japan                          16,000              1,210,871
   Shin Etsu Chemical Company                  53,000              1,408,022
   SMC                                          6,700                566,774
   Sony Corporation                            17,200              1,501,599
   Sumitomo Bakelite Company                  100,000                808,354
   Sumitomo Bank                               91,000              1,495,062
   Sumitomo Marine & Fire                     152,000              1,248,623
   Takeda Chemical Industries                  44,000              1,238,136
   TDK Corporation                             11,000                808,442
   Terumo Corporation                          83,000              1,588,482
   Tokyo Electronics                           25,000              1,197,238
                                                                 ------------
                                                                  31,592,599




-----------------------------------------------------------------------------
See notes to financial statements

                               ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                       Schedule of Investments (Unaudited)
                                  June 30, 1997
                                   (Continued)

Description                                    Shares                  Value

Korea (0.5%)
   Pohang Iron & Steel ADR                     17,500             $  560,000
   SK Telecom Company Limited ADR*                825                  8,302
                                                                 ------------
                                                                     568,302
Luxembourg (0.4%)
   Hindalco Industries GDR                     13,500                477,225

Mexico (2.6%)
   Cifra SA De CV "A"                         331,000                605,032
   Cifra SA De CV "B"                         569,000              1,044,363
   Coca-Cola de Mexico ADR                     15,100                779,538
   Femsa Series B                              36,000                214,067
   Grupo Financiero Banamex                   150,000                392,230
                                                                 ------------
                                                                   3,035,230
Netherlands (6.3%)
   Aegon NV                                       172                 12,027
   ASM Lithography Holdings*                   27,000              1,564,061
   Baan Company                                15,200              1,031,785
   Getronics                                   29,000                938,386
   ING Groep NV                                25,000              1,154,736
   Internatio Muller NV                        28,042                885,919
   OCE Van Der NV                               7,801              1,008,111
   Philips Electronics                          7,900                566,900
                                                                 ------------
                                                                   7,161,925
Norway (1.6%)
   A/S Tomra Systems                           42,000                860,562
   Petroleum Geo-Services*                     20,900              1,021,488
                                                                 ------------
                                                                   1,882,050
Peru (0.5%)
   Credicorp Limited                           11,700                257,400
   Telefonica Del Peru ADR                     10,700                280,206
                                                                 ------------
                                                                     537,606
Portugal (0.9%)
   Portugal Telecom                            26,700              1,078,389

Singapore (0.5%)
   Parkway Holdings Limited                   134,000                599,783





-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

Description                                    Shares                  Value

South Africa (1.0%)
   Liberty Life                                   170           $      4,601
   South African Breweries                     38,000              1,166,675
                                                                 ------------
                                                                   1,171,276
Spain (3.1%)
   Banco Central                               39,300              1,440,313
   Fomento De Construcion                       7,900              1,009,322
   Tabacalera Series "A"                       19,800              1,064,921
                                                                 ------------
                                                                   3,514,556
Sweden (1.7%)
   ABB AB "A"                                  75,000              1,052,393
   Netcom Systems AB B                         67,000                944,470
                                                                 ------------
                                                                   1,996,863
Switzerland (6.2%)
   Adecco SA Cheserex                           2,070                795,143
   Ares Serono Group B                          1,070              1,552,320
   Novartis Registered                          1,305              2,089,289
   Roche Holdings AG                              110                996,364
   Schweiz Rueckvers                              900              1,274,823
   Selecta Group                                2,300                350,242
                                                                 ------------
                                                                   7,058,181
Taiwan (0.8%)
   ASE Test Limited*                           21,800                921,050

Thailand (0.0%)
   Thai Farmers Warrants*                       3,125                  1,357

Russia (0.6%)
   Oil Company Lukoil ADR                       9,100                718,133

Venezuela (0.4%)
   Mavesa SA Sponsored ADR                     46,155                467,319
                                                                 ------------

     TOTAL COMMON STOCK (Identified Cost $90,916,156)            109,444,018







-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         International Equity Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Concluded)

OPTIONS (0.0%)
                                           Contracts                      Value
   Nikkei 225 Index Put
     Strike Price:  JPY 18,000.00,
     Expiration 9/20/97                      1,408                    $  59,061
                                                                        -------

               TOTAL OPTIONS (Identified Cost $616,504)                  59,061

CORPORATE BONDS (0.0%)
                             Interest    Maturity     Principal
                             Rate (1)      Date         Amount           Value
Malaysia (0.0%)
   AMMB Holdings              5.00%      12/31/02       75,000              70
   AMMB Holdings              7.50%      12/31/02       75,000               4
                                                                        -------

               TOTAL CORPORATE BONDS (Identified Cost $59,754)              74

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (4.4%)

Commercial Paper
   Merrill Lynch                6.20%      07/01/97    2,704,000      2,704,000

Repurchase Agreements
   Fifth Third Bank
   Repurchase Agreement
   (collateralized by           5.50%      07/01/97    2,307,431      2,307,431
   2,287,000 US Treasury
   Notes 7.50% 10/31/99,
   market value $2,354,537)

 TOTAL SHORT TERM INVESTMENTS AND CASH EQUIVALENTS                    5,011,431
 (Identified Cost $5,010,965)                                      -------------

 TOTAL INVESTMENTS (100.0%) (Identified Cost $96,603,379)        $  114,514,584
                                                                   =============


-----------------------------------------------------

*  Non-income producing security
(1) Yield at time of purchase.









-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                      Intermediate Fixed-Income Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997

                                  Interest   Maturity    Principal
Description                         Rate       Date        Amount      Value

ASSET BACKED SECURITIES (21.1%)

Bridgestone/Firestone Master
     Trust, Series 1996-1          6.170%    07/01/03    1,000,000  $  992,040
Chemical Master Credit Card
     Trust, Series 1996-2          5.980%    09/15/08    2,000,000   1,893,600
Collateralized Mortgage
     Securities Corporation        9.450%    02/01/17      608,662     652,347
Delta Funding Home Equity Loan
     Trust, Series 1996-1          6,810%    02/25/11      870,000     873,506
Ford Credit Auto Loan Master
     Trust, Series 1995-1          6.500%    08/15/02      500,000     499,810
Ford Credit Grantor Trust,
     Series 1995-A                 5.900%    05/15/00      126,038     126,284
Merrill Lynch Mortgage
     Investments, Inc.,
     Series 1992-D                 8.150%    07/15/17      100,000     104,058
Olympic Auto Receivables
     Trust, Series 1996-B          6.500%    12/15/00    1,000,000   1,006,290
Standard Credit Card Master
     Trust, Series 1995-8A         6.700%    09/07/00      300,000     301,491
The Money Store Home Equity
     Trust, Series 1997-B          6.420%    11/15/09    1,000,000     999,688
World Financial Network
     Credit Cark Master
     Trust, Series 1996-A          6.700%    02/15/04    1,000,000   1,006,780
                                                                    ----------

TOTAL ASSET BACKED SECURITIES (Identified Cost $3,471,728)           8,455,894

CORPORATE BONDS (20.2%)

Consumer Goods (2.5%)
    Coca Cola Enterprises          0.000%    06/20/20    5,000,000     989,590

Electric Utilities (2.6%)
    Big River Utility Company     10.700%    09/15/17    1,000,000   1,063,727

Financial (12.4%)
    ABN AMRO Bank                  7.125%    10/15/93      750,000     688,099
    Credit National                7.000%    11/14/05    1,000,000     962,500
    Midland Bank PLC               6.120%    09/29/49      200,000     180,600
    Mic Financing Trust*           8.375%    02/01/27    1,000,000     992,230
    NationsBank Corporation        8.570%    11/15/24    1,000,000   1,141,507
    Zurich Capital Trust           8.380%    06/01/37    1,000,000   1,032,520
                                                                    ---------
                                                                     4,997,456

Telecommunications (2.7%)
    U.S. West Communications       8.875%    06/01/31    1,000,000   1,076,549
                                                                     ---------

TOTAL CORPORATE BONDS (Identified Cost $12,927,803)                  8,127,322



-----------------------------------------------------------------------------
See notes to financial statements

                               ACCESSOR FUNDS, INC.
                       Intermediate Fixed-Income Portfolio
                       Schedule of Investments (Unaudited)
                                  June 30, 1997
                                   (Concluded)

                                Interest    Maturity    Principal
Description                       Rate        Date       Amount      Value

U.S. GOVERNMENT AND AGENCY SECURITIES (58.5%)

U.S. Treasury Bonds (29.2%)
 United States Treasury Bond     14.000%    11/15/11     500,000 $  753,750
 United States Treasury Bond     10.750%    05/15/03   3,800,000  4,590,875
 United States Treasury Bond      9.875%    11/15/15     566,000    744,467
 United States Treasury Bond      8.500%    02/15/20     808,000    956,723
 United States Treasury Bond      8.750%    08/15/20     800,000    971,500
 United States Treasury Bond      6.375%    03/31/01   3,700,000  3,706,937
                                                                  ---------
                                                                 11,724,252
U.S.Treasury Notes (25.7%)
 United States Treasury Note     12.500%    08/15/14     250,000    367,813
 United States Treasury Note      6.250%    02/15/03   4,000,000  3,968,752
 United States Treasury Note      7.250%    08/15/04   1,000,000  1,042,500
 United States Treasury Note      7.125%    09/30/99     800,000    816,500
 United States Treasury Note      7.500%    10/31/99   1,000,000  1,028,438
 United States Treasury Note      7.750%    12/31/99     770,000    797,431
 United States Treasury Note      6.500%    10/15/06     300,000    298,687
 United States Treasury Note      6.875%    02/15/00   2,000,000  1,984,376
                                                                  ---------
                                                                 10,304,497
Federal Home Loan Mortgage Corporation (FHLMC) (2.4%)
 FHLMC                           7.125%    07/21/99      500,000    508,647
 FHLMC                           5.780%    10/22/03      500,000    476,668
                                                                    -------
                                                                    985,315
Federal National Mortgage Association (FNMA) (1.2%)
 FNMA                            6.170%    12/02/03      500,000    482,068
                                                                 ----------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (Identified Cost $ 23,251,903)                            23,496,132
                                                                 ----------

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (0.2%)

    Fifth Third Bank
     Repurchase Agreement
     (collateralized by              5.500%    07/01/97  65,368      65,368
     65,000 US Treasury                                          ----------
     Notes, 7.5% 10/31/99,
     market value $66,919)

  TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
    (Identified Cost $65,368)                                        65,368
                                                                 ----------

  TOTAL INVESTMENTS (100.0%) (Identified Cost $39,716,802)    $  40,144,716
                                                                -----------

-----------------------------------------------------------------------------
See notes to financial statements

                               ACCESSOR FUNDS, INC.
                    Short-Intermediate Fixed-Income Portfolio
                       Schedule of Investments (Unaudited)
                                  June 30, 1997

                                    Interest  Maturity   Principal
Description                           Rate      Date       Amount     Value

CORPORATE BONDS (11.3%)

Consumer Goods (0.7%)
 Anheuser Busch Companies            8.750%  12/01/99     270,000 $  283,167

Electric Utilities (1.9%)
 Consolidated Edison Corporation     5.700%  10/01/98     225,000    223,605
 Southern California Edison Company  5.450%  06/15/99     200,000    198,635
 Baltimore Gas & Electric Company    8.375%  08/15/01     300,000    317,187
                                                                     -------
                                                                     739,427
Financial (6.2%)
 African Development Bank           10.000%  11/01/97     100,000    101,462
 Beneficial Corporation              9.125%  02/15/98     300,000    305,535
 Dean Witter                        6.875%  05/01/03     400,000    399,332
 Export-Import Bank of Japan        10.125%  10/28/97     100,000    101,495
 Ford Motor Credit                   6.250%  11/08/00     350,000    345,265
 Grand Metro                         6.500%  06/15/99     500,000    501,285
 Mellon Financial Company            6.500%  12/01/97     200,000    200,470
 Smith Barney Shearson               5.625%  11/15/98     350,000    346,986
                                                                     -------
                                                                   2,301,830
Industrial (1.1%)
 Baxter International Incorporated   9.250%  12/15/99     200,000    212,409
 Waste Management Incorporated       6.380%  07/01/97     200,000    200,000
                                                                     -------
                                                                     412,409
Oil (1.2%)
 Shell Oil Corporation               6.625%  07/01/99     250,000    251,336
 Texaco Capital Corporation          9.000%  11/15/97     200,000    202,298
                                                                     -------
                                                                     453,634
Telecommunications (0.2%)
 GTE California Incorporated         6.250%  01/15/98      95,000     95,192
                                                                      ------

TOTAL CORPORATE BONDS (Identified Cost $4,292,891)                 4,285,659
                                                                   ---------

FOREIGN GOVERNMENT ISSUES (1.7%)

Canadian Issues (0.9%)
 Province of Manitoba               9.500%  10/01/97      300,000    325,764




-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                   Short-Intermediate Fixed-Income Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

                                       Interest  Maturity   Principal
Description                              Rate      Date      Amount       Value

United Nations Issues (0.8%)
 International Bank for
     Reconstruction and Development     9.875%   10/01/97    300,000 $  302,951
                                                                       --------

TOTAL FOREIGN GOVERNMENT ISSUES (Identified Cost $632,269)              628,715

U.S. GOVERNMENT AND AGENCY SECURITIES (87.0%)

U.S. Treasury Bonds (8.7%)
     United States Treasury Bond        6.750%   05/31/99  1,000,000  1,011,563
     United States Treasury Bond        6.875%   07/31/99  1,000,000  1,014,688
     United States Treasury Bond        6.375%   03/31/01  1,285,000  1,287,409
                                                                      ---------
                                                                      3,313,660
U.S. Treasury Notes (65.7%)
     United States Treasury Note        8.250%   07/15/98    875,000    896,055
     United States Treasury Note        7.500%   11/15/01  1,110,000  1,156,829
     United States Treasury Note        6.000%   10/15/99    565,000    563,941
     United States Treasury Note        6.250%   02/15/03    265,000    262,930
     United States Treasury Note        5.125%   04/30/98    330,000    328,350
     United States Treasury Note        4.750%   08/31/98  2,000,000  1,974,376
     United States Treasury Note        7.125%   09/30/99  4,000,000  4,082,500
     United States Treasury Note        7.750%   01/31/00    700,000    725,375
     United States Treasury Note        7.125%   02/27/00  3,000,000  3,065,625
     United States Treasury Note        5.875%   08/15/98    400,000    399,875
     United States Treasury Note        5.750%   10/31/00    159,000  1,564,660
     United States Treasury Note        9.000%   05/15/98    300,000    308,156
     United States Treasury Note        5.625%   11/30/00  1,000,000    979,688
     United States Treasury Note        8.000%   08/15/99  1,970,000  2,042,644
     United States Treasury Note        5.625%   02/28/01    500,000    489,062
     United States Treasury Note        6.250%   04/30/01  1,000,000    997,500
     United States Treasury Note        6.625%   06/30/01  1,000,000  1,010,000
     United States Treasury Note        6.000%   08/15/99  1,150,000  1,147,125
     United States Treasury Note        6.375%   08/31/01    500,000    502,500
     United States Treasury Note        5.875%   11/15/99    565,000    561,292
     United States Treasury Note        6.250%   01/31/02    500,000    497,344
     United States Treasury Note        6.250%   02/28/02  1,300,000  1,292,687
     United States Treasury Note        6.625%   03/31/02     40,000     40,363
                                                                         ------
                                                                     24,888,877
U.S. Treasury Bills (8.6%)
     United States Treasury Bill        5.010%   08/14/97  3,268,000  3,248,099


-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                   Short-Intermediate Fixed-Income Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Concluded)

                                      Interest   Maturity    Principal
Description                             Rate       Date        Amount    Value

Government National Mortgage
Association (GNMA) (0.7%)
     GNMA Pool #353193                  7.000%   02/15/08     282,773 $ 284,114

Federal Home Loan Mortgage
Corporation (FHLMC) (1.2%)
     FHLMC Pool #E30447                 8.500%   02/01/06       7,581     7,848
     FHLMC Pool #E31817                 8.500%   08/01/06     136,753   141,568
     FHLMC Pool #E39980                 8.500%   09/01/06       8,943     9,258
     FHLMC Pool #E43681                 7.500%   01/01/08     275,168   280,110
                                                                        -------
                                                                        438,784
Federal National Mortgage
Association (FNMA) (2.1%)
     FNMA Pool #50953                   7.000%   12/01/08     234,118   234,926
     FNMA Pool #185550                  7.000%   11/01/07      88,074    88,523
     FNMA Pool #349371                  7.000%   07/01/11     470,432   469,712
                                                                        -------
                                                                        793,161
     TOTAL U.S. GOVERNMENT AND
       AGENCY SECURITIES
       (Identified Cost $32,987,927)                                 32,966,695
                                                                     ----------

     TOTAL INVESTMENTS (100.0%)
       (Identified Cost $37,913,087)                              $  37,881,069
                                                                    ===========


-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         Mortgage Securities Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997

                                     Interest  Maturity  Principal
Description                            Rate      Date     Amount        Value

COMMERCIAL MORTGAGE BACKED
SECURITIES (5.7%)

 Community Program Loan Trust
      - 1987-A A4                      4.500%  10/01/18  1,727,081   $ 1,478,274
 GMAC Mortgage Securities
     Incorporated                      8.950%  08/20/17    105,607       105,387
 Green Tree Home Improvement
     Loan Trust-GTHIL 1994-D(1)        9.050%  01/15/15  1,000,000     1,070,938
 Merrill Lynch Mortgage Investors,
     Inc-MLMI 1992-B                   7.850%  04/15/12      8,140         8,256
 Residential Asset Securitization
     Trust 1996-A9                     7.500%  01/25/27  1,271,531     1,282,987
 Rural Housing Trust 1987-1 -
     Rural 2C                          6.830%  04/01/26    990,278       984,398
 Small Business Administration
      Participation Certificates       7.700%  09/01/16  1,230,039     1,270,759
 Small Business Administration
     Participation Certificates        7.200%  10/01/16    591,349       595,670
 Structured Asset Securities
     Corporation                       6.525%  02/25/28    850,000       833,794
                                                                     -----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                            7,630,463
(Identified Cost $6,848,935)

BONDS (7.6%)

Mortgage (5.4%)
 Chapel Hill Assisted Living           7.750%  06/01/37     431,130      435,778
 Chapel Hill Assisted Living           7.750%  06/01/37      83,870       84,774
 CLC Excelsior II Apartments           8.040%  02/01/39   1,000,000    1,019,875
 Creekside Square Apartments           7.875%  07/01/37     999,362    1,007,951
 Orchard Park Inn                      7.840%  03/01/28     840,917      851,145
 Orchard Park Inn                      7.840%  03/01/28     178,394      180,563
 Poplar Towers Apartments              7.750%  06/01/37     400,000      404,812
 River Bluff Apartments                7.750%  06/01/37     222,278      224,674
 River Bluff Apartments                7.750%  06/01/37      37,722       38,129
 Rosewood                              8.000%  07/01/37   1,001,856    1,020,829
 Scottsdale Links                      7.650%  07/01/38     973,266      972,050
                                                                      ----------
                                                                       6,240,580

-----------------------------------

(1) Security has been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1997.
                                                                   Unrealized
                                                                  Appreciation/
    Type                             Expiration      Contracts   (Depreciation)

    September 5 Year Note Future       09/15/97          9              50
    September 10 Year Note Future      09/15/97        234         (24,039)
    September 30 Year Note Future      09/15/97         78         868,307

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         Mortgage Securities Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

                                    Interest  Maturity   Principal
Description                           Rate      Date       Amount        Value

 Hillsboro Bay Club                    7.950%  03/01/37    695,714   $  703,866
 Hillsboro Bay Club                    7.950%  03/01/37    204,782      207,181
                                                                     ----------
                                                                      7,995,945
Asset Backed (3.0%)
 Chase Manhattan Grantor
     Trust - CMGT 1996-B               6.610%  09/16/02    602,086   $  606,722
 Chevy Chase Auto Receivables
     Trust - 1996-2                    5.900%  07/15/03    755,304      751,482
 Green Tree Financial
     Corporation - 1996-10             7.300%  11/15/28    800,000      790,944
 Green Tree Financial
     Corporation - 1997-1              7.290%  03/02/28    800,000      789,544
                                                                     ----------
                                                                      2,938,692
                                                                     ----------
  TOTAL BONDS (Identified Cost $8,785,765)                           10,934,637

U.S. GOVERNMENT AND AGENCY BONDS (64.5%)

U.S.Treasury Notes (0.2%)
 United States Treasury Note           6.500%  11/15/26    320,000      306,700

Government National Mortgage Association (31.2%)
 GNMA 30 Year TBA                      8.000%  07/21/97  9,500,000    9,704,848
 GNMA Pool 000571                      8.200%  05/15/13     46,172       48,764
 GNMA Pool 000572                      8.200%  06/15/12     35,205       37,233
 GNMA Pool 344185                      7.500%  12/15/22  1,461,189    1,464,846
 GNMA Pool 346521                      7.500%  04/15/23     69,968       70,143
 GNMA Pool 348689                      7.500%  05/15/23  4,700,039    4,711,802
 GNMA Pool 349477                      7.500%  04/15/23    544,375      545,738
 GNMA Pool 350479                      7.000%  05/15/23     27,779       27,444
 GNMA Pool 352001                      6.500%  12/15/23    467,335      450,558
 GNMA Pool 354049                      7.500%  05/15/23     56,709       56,851
 GNMA Pool 355616                      7.500%  05/15/23  3,231,274    3,257,674
 GNMA Pool 360300                      7.500%  06/15/23    314,354      315,442
 GNMA Pool 364048                      7.500%  09/15/23     54,031       54,166
 GNMA Pool 373821                      7.500%  09/15/23    329,107      329,931
 GNMA Pool 410341                      8.500%  05/15/26     91,258       94,766
 GNMA Pool 412636                      8.500%  07/15/26    493,187      512,144
 GNMA Pool 415347                      8.500%  08/15/26    388,675      403,614
 GNMA Pool 415503                      8.500%  08/15/26    482,970      501,534
 GNMA Pool 420082                      8.500%  08/15/26    809,514      840,630
 GNMA Pool 422073                      8.000%  12/15/26    916,583      936,348

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         Mortgage Securities Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

                                     Interest  Maturity   Principal
Description                            Rate      Date       Amount        Value

 GNMA Pool 423487                      8.000%  12/15/26     44,354    $  45,310
 GNMA Pool 423700                      8.000%  12/01/26     43,622       44,562
 GNMA Pool 423962                      8.500%  08/15/26    457,840      475,439
 GNMA Pool 424761                      8.500%  08/15/26    491,751      510,653
 GNMA Pool 425670                      7.625%  01/01/37    258,559      261,610
 GNMA Pool 425670                      7.625%  01/01/37    741,441      750,187
 GNMA Pool 426659                      8.500%  08/15/26     44,154       45,851
 GNMA Pool 427329                      8.500%  06/15/26    332,555      345,338
 GNMA Pool 429144                      8.500%  06/15/26    339,515      352,565
 GNMA Pool 430373                      8.500%  07/15/26    369,802      384,016
 GNMA Pool 430989                      8.500%  07/15/26     83,500       86,709
 GNMA Pool 431959                      8.500%  08/15/26    908,318      943,231
 GNMA Pool 432755                      8.500%  07/15/26    388,751      403,694
 GNMA Pool 432874                      8.500%  06/15/26    405,015      420,583
 GNMA Pool 432903                      8.500%  07/15/26     40,554       42,113
 GNMA Pool 433172                      8.500%  08/15/26    230,612      239,476
 GNMA Pool 435133                      8.500%  08/15/26     75,886       78,803
 GNMA Pool 435643                      8.500%  08/15/26    258,656      268,598
 GNMA Pool 435855                      8.500%  05/15/27  1,000,346    1,038,797
 GNMA Pool 437534                      8.500%  08/15/26    563,582      585,245
 GNMA Pool 437541                      8.500%  08/15/26     34,226       35,626
 GNMA Pool 438226                      8.500%  07/15/26     33,438       34,806
 GNMA Pool 438965                      8.500%  08/15/26    370,997      386,175
 GNMA Pool 171468                      8.000%  08/15/16    211,612      219,342
 GNMA Pool 175724                      8.000%  08/15/16    164,514      170,524
 GNMA Pool 178457                      8.000%  03/15/17    148,090      153,627
 GNMA Pool 206448                      7.500%  02/15/17    227,147      230,545
 GNMA Pool 206767                      8.000%  04/15/17     88,524       91,834
 GNMA Pool 210594                      7.500%  06/15/17    312,778      317,457
 GNMA Pool 215797                      7.500%  06/15/17    192,039      194,912
 GNMA Pool 317527                      8.000%  02/15/22    460,393      473,657
 GNMA Pool 330319                      7.500%  09/15/23    269,502      270,176
 GNMA Pool 342526                      7.500%  02/15/23    312,601      313,384
 GNMA Pool 342552                      7.500%  03/15/23  6,297,184    6,312,945
 GNMA Pool 780487                      7.250%  12/15/26    594,879      602,053
                                                                        -------
                                                                     41,494,319
Federal Housing Authority
(FHA) (0.1%)
 Federal Housing Authority
     - Blair Project                  10.875%  08/01/28    155,207      163,743



-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         Mortgage Securities Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Continued)

                                     Interest  Maturity   Principal
Description                            Rate      Date       Amount        Value

Federal Home Loan Mortgage
Corporation (28.0%)
 FGOLD 15Year TBA                      7.000%  07/17/97 10,500,000 $ 10,480,312
 FGOLD 15Year TBA                      6.500%  07/17/97  4,000,000    3,920,000
 FGOLD 15Year TBA                      7.500%  07/17/97  2,000,000    2,028,750
 FGLMC D71945                          7.000%  05/01/26    571,269      563,785
 FGLMC D71945                          7.500%  06/01/26    149,197      149,998
 FGOLD D73380                          7.500%  08/01/26     40,962       41,148
 FGOLD D74033                          7.500%  08/01/26    436,920      438,900
 FGOLD D74483                          7.500%  09/01/26     49,161       49,384
 FGOLD D76961                          7.500%  12/01/26    542,931      545,390
 FGOLD D78675                          7.500%  03/01/27     42,018       42,208
 FGOLD D79211                          7.500%  04/01/27    522,012      524,132
 FGOLD D79611                          7.500%  04/01/27    423,086      424,804
 FGOLD D79687                          7.500%  05/01/27    194,106      194,894
 FGOLD D79724                          7.500%  05/01/27    576,223      578,562
 FGOLD D79847                          7.500%  05/01/27    494,657      496,665
 FGOLD D80201                          7.500%  05/01/27    219,010      219,899
 FGLMC D63271                          7.000%  09/01/25    213,931      210,461
 FGLMC D64731                          7.000%  10/01/25    917,432      905,414
 FGLMC D65112                          7.000%  11/01/25    460,406      452,938
 FHLMC D65259                          7.000%  11/01/25    180,425      177,499
 FGLMC D65424                          7.000%  11/01/25    532,363      523,728
 FGLMC D65828                          7.000%  12/01/25    630,914      620,680
 FHLMC D66340                          7.000%  12/01/25    373,724      367,663
 FGLMC D66349                          7.000%  12/01/25    157,159      154,610
 FGLMC D66459                          7.000%  12/01/25    520,999      512,549
 FGLMC D66671                          7.000%  12/01/25    211,420      207,990
 FGLMC D67991                          7.000%  02/01/26  1,786,371    1,765,703
 FHLMC E61583                          6.500%  10/01/10    448,524      440,787
 FHLMC E61633                          6.500%  11/01/10    376,932      370,430
 FHLMC E61643                          6.500%  10/01/10    443,941      436,283
 FHLMC E62414                          6.500%  01/01/11    370,116      363,732
 FHLMC E62838                          6.500%  01/01/11    154,960      152,287
 FHLMC E63081                          6.500%  02/01/11    394,603      387,796
 FHLMC E63833                          6.500%  04/01/11    374,268      367,288
 FHLMC E63846                          6.500%  04/01/11    338,395      332,558
 FHLMC E63924                          6.500%  04/01/11    359,806      353,599
 FGOLD E66727                          7.500%  04/01/12    407,775      414,010
 FGLMC C00262                          7.000%  10/01/23  2,992,352    2,955,037
 FGLMC C00418                          7.000%  08/01/25    123,934      121,924

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                         Mortgage Securities Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997
                                  (Concluded)

                                    Interest  Maturity   Principal
Description                           Rate      Date       Amount        Value

 FGOLD C00796                          7.500%  02/01/27    471,314   $  473,228
 FGOLD E00478                          7.500%  03/01/12    593,383      602,455
 FHLMC A00892                          9.000%  09/01/18    445,781      476,705
 FGLMC A01598                          7.000%  05/01/16    339,432      341,937
 FHLMC C80335                          7.000%  08/01/25    319,995      314,804
 FGLMC D80357                          7.000%  11/01/25    116,301      114,414
 FHLMC E20190                          6.500%  08/01/10    448,846      441,103
 FHLMC E20193                          6.500%  09/01/10    436,631      429,099
 FHLMC 230105                          8.750%  12/01/14     32,530       34,070
 FGLMC D54041                          7.000%  06/01/24    692,272      683,204
                                                                        -------
                                                                     37,204,816
Federal National Mortgage
Association (4.9%)
 FNMA 7 Year TBA                       7.000%  07/23/97  1,000,000    1,002,813
 FNMA 93-102J                          6.800%  06/25/23  2,000,000    1,949,375
 FNMA 50726                            7.000%  05/01/23    659,702      650,664
 FNMA 50930                            7.000%  11/01/23    942,724      929,808
 FNMA 267862                           7.000%  03/01/24    596,048      587,315
 FNMA 284726                           7.000%  05/01/24     20,098       19,803
 FNMA 286529                           8.250%  04/01/01    586,102      603,227
 FNMA 303751                           8.000%  10/01/09    431,743      446,240
 FNMA 303752                           8.000%  05/01/22    266,698      276,206
                                                                        -------
                                                                      6,465,451

             TOTAL U.S. GOVERNMENT AND AGENCY BONDS                  85,635,029
                                                                     ----------
             (Identified Cost $86,997,802)

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (22.1%)

 Federal Home Loan
     Bank Discount Note                5.200%  07/01/97 29,395,000   29,395,000

 Fifth Third Bank
     Repurchase Agreement
     (collateralized by                5.500%  07/01/97     14,373      14,373
     15,000 US Treasury                                              ----------
     Notes 7.5% 10/31/99,
     market value $15,442)

 TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
 (Identified Cost $29,409,373)                                       29,409,373
                                                                     ----------

 TOTAL INVESTMENTS (100.0%) (Identified Cost $132,041,875)       $  133,609,502
                                                                   =============


-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.
                        U.S. Government Money Portfolio
                      Schedule of Investments (Unaudited)
                                 June 30, 1997


                                     Interest   Maturity  Principal
Description                            Rate       Date     Amount       Value

U.S. GOVERNMENT AND AGENCY
BONDS (80.4%)

Federal Home Loan Mortgage
Corporation (10.1%)
    FHLMC Discount Note               5.450%    07/21/97   5,000,000 $ 4,984,861

Federal National Mortgage
Association (40.2%)
    FNMA Discount Note                5.490%    07/10/97   5,000,000   4,993,137
    FNMA Discount Note                5.300%    09/11/97   5,000,000   4,947,000
    FNMA Discount Note                5.550%    10/10/97   5,000,000   4,922,146
    FNMA Discount Note                5.480%    11/25/97   5,000,000   4,888,117
                                                                       ---------
                                                                      19,750,400
Federal Home Loan Bank (30.1%)
    FHLB Discount Note                5.480%    08/13/97   5,000,000   4,967,272
    FHLB Discount Note                5.410%    09/30/97   5,000,000   4,931,624
    FHLB Discount Note                5.900%    11/06/97   5,000,000   4,900,622
                                                                       ---------
                                                                      14,799,518
 TOTAL U.S. GOVERNMENT AND AGENCY BONDS
   (Identified Cost $39,534,779)                                      39,534,779

SHORT TERM INVESTMENTS AND CASH EQUIVALENTS (19.6%)

Repurchase Agreements
    Fifth Third Bank
     Repurchase Agreement
     (collateralized by               5.700%    07/01/97   9,652,341   9,652,341
     9,563,000 US Treasury                                             ---------
     Notes 7.5% 10/31/99,
     market value $9,845,404)

TOTAL SHORT TERM INVESTMENTS AND CASH EQUIVALENTS
(Identified Cost $9,652,341)                                           9,652,341
                                                                       ---------

TOTAL INVESTMENTS (100.0%) (Identified Cost $49,187,120)           $  49,187,120
                                                                     ===========












-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997


                                                                                Value and        Small to      International
                                                                   Growth         Income          Mid Cap         Equity
                                                                  Portfolio      Portfolio       Portfolio       Portfolio
ASSETS:
Investments, at value(1)(Note A)                               $  85,984,400   $  59,799,228   $ 125,031,233   $ 112,207,153
Repurchase agreements, at cost                                        -            4,624,430         331,630       2,307,431
                                                               -------------   -------------   -------------   -------------

                                                                  85,984,400      64,423,658     125,362,863     114,514,584

Cash                                                                  66,690         167,052          20,993          -
Foreign currencies, at value(Note A)                                  -               -               -               72,791
Receivable for investments sold                                       -               -            2,164,536       2,614,393
Receivable for portfolio shares sold                                 468,341         596,009       4,805,616       4,964,015
Dividends and interest receivable                                    115,976          72,695         123,501         332,410
Deferred organizational and prepaid
expenses                                                               1,022           1,325             935             858
                                                               -------------   -------------   -------------   -------------

TOTAL ASSETS                                                      86,636,429      65,260,739     132,478,444     122,499,051

LIABILITIES:
Cash overdraft                                                        -               -               -               15,514
Distributions payable                                                133,647         209,025          32,793          -
Payable for investments purchased                                  2,025,459          -            5,739,238       2,423,682
Payable for portfolio shares repurchased                              53,530          41,303          68,538          32,288
Payable due to Bennington (Note B)                                    28,473          22,828          57,902          45,435
Money Manager fee payable (Note B)                                    35,480          45,878          69,740         106,544
Accrued expenses and other liabilities                                13,921          16,267           6,902          99,197
                                                               -------------   -------------   -------------   -------------

TOTAL LIABILITIES                                                  2,290,510         335,301       5,975,113       2,722,660
                                                               -------------   -------------   -------------   -------------

NET ASSETS                                                     $  84,345,919   $  64,925,438   $ 126,503,331   $ 119,776,391
                                                               =============   =============   =============   =============

NET ASSETS CONSIST OF:
Capital paid-in                                                $  57,897,124   $  49,688,865   $ 102,150,479   $  97,926,650
Net unrealized appreciation (depreciation)
of investments,
receivables, payables, futures contracts                          21,907,405      11,685,659      20,906,194      17,903,854
Undistributed net investment income (loss)                               470             707              51         148,434
Accumulated net realized gain (loss) on
investments, future
contracts, and foreign currencies                                  4,540,920       3,550,207       3,446,607       3,797,453
                                                               -------------   -------------   -------------   -------------

NET ASSETS                                                     $  84,345,919   $  64,925,438   $ 126,503,331   $ 119,776,391
                                                               =============   =============   =============   =============

Total shares outstanding at end of period                          3,534,803       3,143,334       5,957,351       7,599,706

Net asset value, offering price
and redemption
price per share                                                $       23.86   $       20.65   $       21.23   $       15.76
                                                               =============   =============   =============   =============

(1) Investments at cost                                        $  64,076,995   $  52,743,474   $ 104,456,669   $  96,603,379






                                                                                     Short-                               U.S.
                                                              Intermediate        Intermediate        Mortgage         Government
                                                              Fixed-Income        Fixed-Income       Securities           Money
                                                                Portfolio           Portfolio        Portfolio          Portfolio
ASSETS:
Investments, at value(1)(Note A)                             $  40,079,348      $  37,881,069      $ 132,750,811     $  39,534,779
Repurchase agreements, at cost                                      65,368             -                  14,373         9,652,341
                                                             -------------      -------------      -------------     -------------

                                                                40,144,716         37,881,069        132,765,184        49,187,120

Cash                                                                92,175             24,497            204,313            -
Foreign currencies, at value(Note A)                                -                  -                  -                 -
Receivable for investments sold                                     -                  -               2,511,141            -
Receivable for portfolio shares sold                               241,629             68,315            492,192            -
Dividends and interest receivable                                  625,669            600,426            623,802             1,528
Deferred organizational and prepaid
expenses                                                             1,574              1,900              2,095             2,346
                                                             -------------      -------------      -------------     -------------

TOTAL ASSETS                                                    41,105,763         38,576,207        136,598,727        49,190,994

LIABILITIES:
Cash overdraft                                                      -                  -                  -                 -
Distributions payable                                              257,919            195,004            395,193           192,463
Payable for investments purchased                                   -                  -              36,136,084            -
Payable for portfolio shares repurchased                            16,702             15,722             56,973            -
Payable due to Bennington (Note B)                                  14,729             13,068             24,306            12,152
Money Manager fee payable (Note B)                                  18,574             18,542             44,728            -
Accrued expenses and other liabilities                              18,045             14,761             24,158            20,984
                                                             -------------      -------------      -------------     -------------

TOTAL LIABILITIES                                                  325,969            257,097         36,681,442           225,599
                                                             -------------      -------------      -------------     -------------


NET ASSETS                                                   $  40,779,794      $  38,319,110      $  99,917,285     $  48,965,395
                                                             =============      =============      =============     =============

NET ASSETS CONSIST OF:
Capital paid-in                                              $  41,843,157      $  38,400,589      $  99,155,970     $  48,970,394
Net unrealized appreciation (depreciation)
of investments,
receivables, payables, futures contracts                           427,915            (32,017)           719,681            -
Undistributed net investment income (loss)                              96                682              4,107              (150)
Accumulated net realized gain (loss) on
investments, future
contracts, and foreign currencies                               (1,491,374)           (50,144)            37,527            (4,849)
                                                             -------------      -------------      -------------     -------------

NET ASSETS                                                   $  40,779,794      $  38,319,110      $  99,917,285     $  48,965,395
                                                             =============      =============      =============     =============

Total shares outstanding at end of period                        3,447,529          3,157,294          8,085,459        48,970,448

Net asset value, offering price
and redemption
price per share                                              $       11.83      $       12.14      $       12.36     $        1.00
                                                             =============      =============      =============     =============

(1) Investments at cost                                      $  39,716,802      $  37,913,087      $ 132,041,875     $  49,187,120


-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                           Growth         Value and     Small to Mid    International  Intermediate
                                                          Portfolio        Income      Cap Portfolio       Equity      Fixed-Income
                                                                          Portfolio                       Portfolio      Portfolio

INVESTMENT INCOME:
Dividends (net of foreign withholding
taxes of $134,052 for
International Equity Portfolio)                          $  587,945      $  515,512     $  569,542       $  828,412      $   -
Interest                                                      1,041          88,589         48,901           62,274       1,680,028
                                                              -----          ------         ------           ------       ---------

TOTAL INVESTMENT INCOME                                     588,986         604,101        618,443          890,686       1,680,028

EXPENSES:
Management fees (Note B)                                    154,788         107,630        284,409          259,341          89,541
Money Manager fees (Note B)                                  74,758          69,644        137,351          225,824          37,309
Transfer agent and administration fees (Note B)              24,040          15,903         41,368           49,585          35,639
Sub-Administration and fund accounting (Note B)              36,666          27,316         20,239           36,696          12,860
Legal fees                                                   10,677          11,179         10,918           11,848           9,955
Audit fees                                                    6,523           6,523          6,444            7,050           6,447
Custodian fees                                                2,694           4,611         10,021          110,797           2,057
Amortization of deferred organizational expenses              6,878           6,878          6,878            6,878           6,536
Registration fees                                             3,108           5,570          3,930           17,886           7,885
Other                                                           624           1,427         (2,237)          16,347           3,825
                                                            -------         -------         ------           ------           -----

TOTAL EXPENSES                                              320,756         256,681        519,321          742,252         212,054
                                                            -------         -------        -------          -------         -------

NET INVESTMENT INCOME                                       268,230         347,420         99,122          148,434       1,467,974

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                               3,369,119       3,109,070        921,103        4,671,486         (63,049)
Foreign exchange                                             -               -              -              (981,932)          -
Change in unrealized appreciation
(depreciation) of Investments
and foreign currency                                     10,872,857       4,893,024     11,615,019        9,640,985        (169,200)
                                                         ----------       ---------     ----------        ---------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS   14,241,976       8,002,094     12,536,122       13,330,539        (232,249)
                                                         ----------       ---------     ----------       ----------        --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $  14,510,206    $  8,349,514  $  12,635,244    $  13,478,973    $  1,235,725
                                                      -------------    ------------  -------------    -------------    ------------

                                                               Short-                        U.S.
                                                            Intermediate      Mortgage    Government
                                                            Fixed-Income     Securities      Money
                                                              Portfolio      Portfolio     Portfolio

INVESTMENT INCOME:
Dividends (net of foreign withholding
taxes of $134,052 for
International Equity Portfolio)                              $    -           $   -         $    -
Interest                                                      1,210,719       2,550,878      1,722,453
                                                              ---------       ---------      ---------

TOTAL INVESTMENT INCOME                                       1,210,719       2,550,878      1,722,453

EXPENSES:
Management fees (Note B)                                         72,274         136,676         79,163
Money Manager fees (Note B)                                      30,114          87,321          -
Transfer agent and administration fees (Note B)                  28,798          33,752         43,635
Sub-Administration and fund accounting (Note B)                  14,513          24,851         10,491
Legal fees                                                        9,955          10,578          9,955
Audit fees                                                        6,447           6,444          5,709
Custodian fees                                                    1,012          20,942          1,876
Amortization of deferred organizational expenses                  4,510           5,206          2,470
Registration fees                                                 3,654           5,512          9,620
Other                                                             3,181             763          3,068
                                                                  -----             ---          -----

TOTAL EXPENSES                                                  174,458         332,045        165,987
                                                                -------         -------        -------

NET INVESTMENT INCOME                                         1,036,261       2,218,833      1,556,466

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                       4,453         440,959         (5,036)
Foreign exchange                                                  -               -              -
Change in unrealized appreciation
(depreciation) of Investments                                    (9,100)        221,986          -
                                                              ---------       ---------      ---------
and foreign currency

NET REALIZED AND UNREALIZED (GAIN) LOSS ON INVESTMENTS           (4,647)        662,945         (5,036)
                                                                 ------         -------         ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  1,031,614    $  2,881,778   $  1,551,430
                                                           ============    ============   ============

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-----------------------------------------------

                                                                 Growth Portfolio         Value and Income Portfolio
                                                           ---------------------------  ------------------------------
                                                           Period ended    Year ended     Period ended     Year ended
                                                             30-Jun-97      31-Dec-96      30-Jun-97        31-Dec-96
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                  $    268,230    $    573,187    $    347,420    $    444,444
  Net realized gain on investments                          3,369,119       5,420,155       3,109,070       3,016,614
  Change in unrealized appreciation of investments         10,872,857       5,099,753       4,893,024       3,381,302
                                                           ----------       ---------       ---------       ---------

Net increase in net assets resulting from operations       14,510,206      11,093,095       8,349,514       6,842,360

Distributions from:
  Net investment income                                      (267,760)       (574,634)       (346,713)       (444,511)
  Net realized gain on investments                               -         (5,346,233)           -         (3,236,898)
                                                             ----------    ----------         ---------    ----------

Total distributions                                          (267,760)     (5,920,867)       (346,713)     (3,681,409)

Capital share transactions:
  Proceeds from subscriptions                              20,515,198      23,578,680      24,579,740      14,623,144
  Reinvestment of distributions                               133,965       5,043,940         168,983       2,836,151
  Cost of redemptions                                     (11,131,464)    (21,740,654)     (4,193,060)     (9,168,157)
                                                          -----------     -----------      ----------      ----------

Net increase resulting from capital share transactions      9,517,699       6,881,966      20,555,663       8,291,138

Total increase in net assets                               23,760,145      12,054,194      28,558,464      11,452,089

Net assets:
  Beginning of period                                      60,585,774      48,531,580      36,366,974      24,914,885
                                                           ----------      ----------      ----------      ----------

  End of period                                          $ 84,345,919    $ 60,585,774    $ 64,925,438    $ 36,366,974
                                                         ============    ============    ============    ============

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-----------------------------------------------


                                                             Small to Mid Cap Portfolio      International Equity Portfolio
                                                          ------------------------------     ------------------------------
                                                           Period ended      Year ended       Period ended      Year ended
                                                             30-Jun-97        31-Dec-96        30-Jun-97        31-Dec-96
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                              $   99,122      $   212,770       $  148,434       $ (142,265)
  Net realized gain (loss) on:
    Investments                                                921,103       10,180,396        4,671,486        2,243,683
    Foreign exchange                                              -                -            (981,932)        (122,396)
  Change in unrealized appreciation of:
    Investments                                             11,615,019        2,643,375        9,640,060        4,841,101
    Forward foreign currency contracts                            -                -                 925             -
                                                            ----------        ---------        ---------        ---------

Net increase in net assets resulting from operations        12,635,244       13,036,541       13,478,973        6,820,123

Distributions from:
  Net investment income                                        (99,071)        (218,589)            -                -
  Net realized gain on investments                                -          (9,374,655)            -          (2,243,683)
  Excess of net realized gain on investments                      -                -                -            (107,899)
                                                               ---------       ---------       ---------         --------

Total distributions                                            (99,071)      (9,593,244)            -          (2,351,582)

Capital share transactions:
  Proceeds from subscriptions                               58,268,587       13,443,968       39,253,815       33,602,525
  Reinvestment of distributions                                 68,034        8,335,548             -           1,952,680
  Cost of redemptions                                       (9,848,299)      (9,546,683)      (5,975,777)      (6,106,841)
                                                            ----------       ----------       ----------       ----------

Net increase resulting from capital share transactions      48,488,322       12,232,833       33,278,038       29,448,364

Total increase in net assets                                61,024,495       15,676,130       46,757,011       33,916,905

Net assets:
  Beginning of period                                       65,478,836       49,802,706       73,019,380       39,102,475
                                                            ----------       ----------       ----------       ----------

  End of period                                          $ 126,503,331    $  65,478,836    $ 119,776,391    $  73,019,380
                                                         =============    =============    =============    =============

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-----------------------------------------------

                                                               Intermediate                Short-Intermediate
                                                          Fixed-Income Portfolio          Fixed-Income Portfolio
                                                       -----------------------------  -------------------------------
                                                        Period ended     Year ended    Period ended       Year ended
                                                          30-Jun-97      31-Dec-96       30-Jun-97        31-Dec-96
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                $  1,467,974    $  2,717,453    $  1,036,261    $  1,725,396
  Net realized gain (loss) on investments                   (63,049)        (25,218)          4,453         (22,539)
  Change in unrealized appreciation (depreciation)
    of investments:                                        (169,200)     (1,128,675)         (9,100)       (432,765)
                                                           --------      ----------          ------        --------

Net increase in net assets resulting from operations      1,235,725       1,563,560       1,031,614       1,270,092

Distributions from:
  Net investment income                                  (1,468,028)     (2,717,303)     (1,036,144)     (1,724,831)
                                                         ----------      ----------      ----------      ----------

Total distributions                                      (1,468,028)     (2,717,303)     (1,036,144)     (1,724,831)

Capital share transactions:
  Proceeds from subscriptions                             6,049,871      25,071,653      14,172,714       4,487,350
  Reinvestment of distributions                             466,681         753,737         114,801         202,949
  Cost of redemptions                                   (17,752,190)     (9,302,173)    (12,664,394)     (2,807,002)
                                                        -----------      ----------     -----------      ----------

Net increase (decrease) resulting from
  capital share transactions                            (11,235,638)     16,523,217       1,623,121       1,883,297

Total increase (decrease) in net assets                 (11,467,941)     15,369,474       1,618,591       1,428,558

Net assets:
  Beginning of period                                    52,247,735      36,878,261      36,700,519      35,271,961
                                                         ----------      ----------      ----------      ----------

  End of period                                        $ 40,779,794    $ 52,247,735    $ 38,319,110    $ 36,700,519
                                                       ============    ============    ============    ============

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-----------------------------------------------



                                                                                                            U.S. Government
                                                                     Mortgage Securities Portfolio          Money Portfolio
                                                                     -----------------------------          ---------------
                                                                     Period ended      Year ended     Period ended     Year ended
                                                                       30-Jun-97       31-Dec-96       30-Jun-97       31-Dec-96
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                             $  2,218,833    $  3,819,516    $  1,556,466    $  2,316,168
  Net realized gain (loss) on investments                                440,959        (257,919)         (5,036)          1,002
  Change in unrealized appreciation (depreciation) of investments        221,986        (470,734)           -               -
                                                                         -------        --------         -------        --------

Net increase in net assets resulting from operations                   2,881,778       3,090,863       1,551,430       2,317,170

Distributions from:
  Net investment income                                               (2,214,726)     (3,819,554)     (1,556,616)     (2,316,222)
  Net realized gain on investments                                          -               -               -             (1,002)
                                                                         -------        --------         -------        --------

Total distributions                                                   (2,214,726)     (3,819,554)     (1,556,616)     (2,317,224)

Capital share transactions:
  Proceeds from subscriptions                                         30,778,794      29,029,245      63,789,973      89,392,625
  Reinvestment of distributions                                          603,900       1,196,311          68,884          93,536
  Cost of redemptions                                                 (5,994,849)     (5,464,973)    (76,560,206)    (69,696,535)
                                                                      ----------      ----------     -----------     -----------

Net increase (decrease) resulting from capital share transactions     25,387,845      24,760,583     (12,701,349)     19,789,626

Total increase (decrease) in net assets                               26,054,897      24,031,892     (12,706,535)     19,789,572

Net assets:
  Beginning of period                                                 73,862,388      49,830,496      61,671,930      41,882,358
                                                                      ----------      ----------      ----------      ----------

  End of period                                                     $ 99,917,285    $ 73,862,388    $ 48,965,395    $ 61,671,930
                                                                    ============    ============    ============    ============

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 1997
--------------------------------------


A.    ORGANIZATION AND ACCOUNTING POLICIES

      Accessor Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight active diversified investment portfolios:
      Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio (the "Equity Portfolios"), International Equity Portfolio (the "International Portfolio"), Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio (the "Bond Portfolios"), and U.S. Government Money Portfolio (the "Money Portfolio") (collectively, the "Portfolios"). The Fund was incorporated in Maryland on June 10, 1991.

      The following is a summary of significant accounting policies consistently followed by the Portfolios. The policies are in conformity with generally accepted accounting principles:

      1.    Security Valuation

            Securities for which the primary market is a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price. Investments for which the primary market is believed to be the over-the-counter market are valued at the closing bid price. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. Investments in the Money Portfolio and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

      2.    Estimates

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      3.    Foreign Currency Transactions

            The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; and purchase and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

            The Portfolios report certain foreign currency related security transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

            Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

-----------------------------------------------------


      4.    Derivative Financial Instruments

            Off-Balance Sheet Risk

            The Portfolios may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts.

            The notional or contractual amounts of these instruments represent the investment the Portfolios have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

            Derivative Financial Instruments Held or Issued for Purposes Other Than Trading

            Futures Contracts - The Portfolios (other than the Money Portfolio) are permitted to enter into financial futures contracts, stock index futures contracts and related options ("future contracts") in accordance with their investment objectives. A Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Portfolio each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Portfolio. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

            Forward Foreign Currency Contracts - The International Portfolio will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

            The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      5.    Security Transactions

            Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on the sale of investments are determined on the identified cost basis, which is also used for Federal income tax purposes.

      6.    Investment Income

            Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

-----------------------------------------------------


      7.    Distributions

            Distributions from net investment income are declared daily and paid monthly for the Money Portfolio; declared and paid monthly for the Bond Portfolios; declared and paid quarterly for the Equity Portfolios; declared and paid annually for the International Portfolio. Distributions of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date.

            Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may arise due to differing treatments for mortgage-backed securities, deferral of losses due to wash sales, futures and options activity and post-October losses. Accordingly, the amount of the net investment income and net realized gains reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported on Form 1099-DIV.

      8.    Federal Income Taxes

            Each Portfolio is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Portfolio's shareholders without regard to the income and capital gains (or losses) of the other Portfolios. It is each Portfolio's intention to comply with the requirements of the Internal Revenue Code to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Portfolios will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

      9.    Repurchase Agreements

            The Fund may enter into agreements with institutions that the Fund's manager and money managers have determined to be creditworthy to purchase securities and to resell them (repurchase agreements) at a future date. It is the Fund's policy to take custody of securities purchased and to ensure that the market value including accrued interest of the collateral is greater than the amount owed to the Fund under each such repurchase agreement.

      10.   Organizational Expenses

            Organizational expenses are being amortized on a straight-line basis over a period not to exceed 60 months beginning on the date of commencement of operations.

B.    AGREEMENTS

      1.    Management

            The Fund has a management agreement with Bennington Capital Management L.P. ("Bennington"). Pursuant to this agreement, Bennington provides or oversees the provision of all general management, investment advisory and portfolio management services. Fees currently paid to Bennington under the management agreement for providing these services are as follows:

-----------------------------------------------------



                                                        Management Fees as a
                                                        Percentage of Average
              Portfolio                                   Daily Net Assets
             -----------                               ----------------------

              Growth                                            .45%
              Value and Income                                  .45
              Small to Mid Cap                                  .60
              International Equity                              .55
              Intermediate Fixed-Income                         .36
              Short-Intermediate Fixed-Income                   .36
              Mortgage Securities                               .36
              U.S. Government Money                             .25

      2.    Money Managers

            Each Portfolio's assets (other than the Money Portfolio) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Bennington. For the first five complete calendar quarters of investment operations for a Portfolio, each Portfolio will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Portfolio managed by such Money Manager. This fee has two components, the Basic Fee and the Portfolio Management Fee. Commencing with the sixth calendar quarter of investment operations for each Portfolio, the Money Manager fee consists of two components, the Basic Fee and the Performance Fee.

            The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of the Fund's Board of Directors:

            Portfolio                                          Index
            ---------                                          -----

            Growth                                  S&P/BARRA Growth Index
            Value and Income                        S&P/BARRA Value Index
            Small to Mid Cap                        Wilshire 4500 Index
            International Equity                    Morgan Stanley Capital
                                                      International
                                                      EAFE (R) + EMF Index
            Intermediate Fixed-Income               Lehman Brothers Government/
                                                      Corporate Index
            Short-Intermediate Fixed-Income         Lehman Brothers Government/
                                                      Corporate 1-5 Year Index
            Mortgage Securities                     Lehman Brothers Mortgage-
                                                      Backed Securities Index

-----------------------------------------------------


      For the six months ended June 30, 1997, the following Basic Fees, Portfolio Management Fees and Performance Fees were calculated based on the average daily net assets of the Portfolios:



                                                         Basic             Portfolio           Performance            Total
                                                         Money               Money                Money               Money
                                                       Management          Management           Management          Management
            Portfolio               Quarter               Fee                 Fee                  Fee                 Fee
            ---------               -------               ---                 ---                  ---                 ---

Growth                             1st Quarter           .10%                 -                    .15%                .25%
                                   2nd Quarter           .10                  -                    .05                 .15

Value and Income                   1st Quarter           .10                  -                    .15                 .25
                                   2nd Quarter           .10                  -                    .20                 .30

Small to Mid Cap                   1st Quarter           .10                  -                    .22                 .32
                                   2nd Quarter           .10                  -                    .22                 .32

International Equity               1st Quarter           .20                  -                    .30                 .50
                                   2nd Quarter           .20                  -                    .30                 .50

Intermediate Fixed-Income          1st Quarter           .07                  -                    .08                 .15
                                   2nd Quarter           .07                  -                    .08                 .15

Short-Intermediate                 1st Quarter           .07                  -                    .08                 .15
Fixed-Income                       2nd Quarter           .07                  -                    .08                 .15

Mortgage Securities                1st Quarter           .07                  -                    .16                 .23
                                   2nd Quarter           .07                  -                    .16                 .23


      Bennington directly manages the assets of the Money Portfolio, therefore there is no Money Manager fee associated with this Portfolio.

      3.    Distribution Plan

      The Fund has adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 pursuant to which Bennington may make payments to persons rendering assistance in the distribution or retention of the Fund's shares or servicing of shareholder accounts. The Fund does not reimburse Bennington for these payments. Bennington made no such payments for the six months ended June 30, 1997.

      4.    Transfer Agent and Administration

      The Fund has a Transfer Agency and Administrative Agreement with Bennington. Pursuant to this agreement, Bennington acts as transfer agent and administrator to the Fund, performing all transfer agent and certain compliance services. The fees are computed as the greater of an annual fee expressed as a percentage of the average daily net assets, per portfolio, or a minimum dollar amount per portfolio.

-----------------------------------------------------


C.    DIRECTOR'S FEES

      Outside  directors  of  the  Fund  are  paid  $2,000  per  meeting,   plus
      out-of-pocket costs associated with attending Board Meetings.

D.    SHARES OF STOCK

      The Fund, incorporated in Maryland on June 10, 1991, is authorized to issue 15,000,000,000 shares of Common Stock, $.001 par value. Transactions in shares of the Portfolios were as follows:



                                                           Growth Portfolio                    Value and Income Portfolio
                                                   ---------------------------------      ----------------------------------
                                                     Period ended       Year ended          Period ended        Year ended
                                                       30-Jun-97         31-Dec-96            30-Jun-97          31-Dec-96

Shares outstanding - Beginning
  of period                                            3,105,644         2,698,148            2,048,702          1,566,206
Shares subscribed                                        940,230         1,273,203            1,305,405            855,546
Shares issued on reinvestment
  of distributions                                         6,175           255,799                8,640            159,904
Shares redeemed                                         (517,246)       (1,121,506)           (219,413)           (532,954)
                                                    -------------       -----------          -----------        -----------

Shares outstanding - End of
  period                                               3,534,803         3,105,644             3,143,334         2,048,702
                                                    =============       ===========          ===========        ===========

                                                Small to Mid Cap Portfolio            International Equity Portfolio
                                        ------------------------------------------   ---------------------------------
                                           Period ended          Year ended           Period ended         Year ended
                                            30-Jun-97             31-Dec-96            30-Jun-97            31-Dec-96


Shares outstanding - Beginning
  of period                                 3,479,886            2,829,475             5,281,501            3,114,599
Shares subscribed                           2,964,351              707,092             2,736,397            2,472,796
Shares issued on reinvestment
  of distributions                              3,608              444,401                  -                 142,116
Shares redeemed                              (490,494)            (501,082)             (418,192)            (448,010)
                                         -------------           ----------            ----------           ----------

Shares outstanding - End of
  period                                    5,957,351            3,479,886             7,599,706            5,281,501
                                         =============           ==========            ==========           ==========


                                      -49-




                                                   Intermediate                                 Short-Intermediate
                                              Fixed-Income Portfolio                          Fixed-Income Portfolio
                                        ----------------------------------           --------------------------------------
                                          Period ended         Year ended               Period ended           Year ended
                                           30-Jun-97            31-Dec-96                30-Jun-97              31-Dec-96

Shares outstanding - Beginning
  of period                                4,388,744            2,999,800                3,017,500              2,862,134
Shares subscribed                            511,550            2,106,308                1,168,789                368,860
Shares issued on reinvestment
  of distributions                            39,654               63,707                    9,479                 16,714
Shares redeemed                           (1,492,419)            (781,071)              (1,038,474)              (230,208)
                                       --------------         ------------            -------------           ------------

Shares outstanding - End of
  period                                   3,447,529            4,388,744                3,157,294              3,017,500
                                       ==============         ============            =============           ===========


                                                  Mortgage                                      U.S. Government
                                             Securities Portfolio                               Money Portfolio
                                        ------------------------------                 ----------------------------------
                                       Period ended       Year ended                   Period ended           Year ended
                                         30-Jun-97        31-Dec-96                      30-Jun-97             31-Dec-96


Shares outstanding - Beginning
  of period                              6,037,920         4,024,225                     61,671,797            41,882,171
Shares subscribed                        2,486,969         2,364,663                     63,789,973            89,392,625
Shares issued on reinvestment
  of distributions                          49,413            98,724                         68,884                93,536
Shares redeemed                           (488,843)         (449,692)                   (76,560,206)          (69,696,535)
                                         -----------       ----------                   ------------        --------------

Shares outstanding - End of
  period                                 8,085,459         6,037,920                     48,970,448             61,671,797
                                         ===========       ==========                   ============        ==============


E.    SECURITIES TRANSACTIONS

      During the six months ended June 30, 1997, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:


Portfolio                                         Purchases           Sales
---------                                         ---------           -----

Growth                                         $  26,261,537     $  14,607,049
Value and Income                                  28,113,030         8,402,826
Small to Mid Cap                                  93,878,185        44,810,292
International Equity                             126,428,047        93,733,149
Intermediate Fixed-Income                         10,562,273         8,452,611
Short-Intermediate Fixed-Income                    1,908,940             -
Mortgage Securities                               49,273,500        33,336,643

-----------------------------------------

      During the six months ended June 30, 1997, purchases and sales of long-term U.S. Government Securities, were as follows:

                                                    Purchases          Sales
                                                    ---------          -----

         Intermediate Fixed-Income               $  10,367,689    $  15,705,858
         Short-Intermediate Fixed-Income            13,982,580       11,411,308
         Mortgage Securities                        37,879,543       38,578,815

      The identified  cost for federal income tax purposes of investments  owned
      by   each    Portfolio    and   their    respective    gross    unrealized
      appreciation/(depreciation) at June 30, 1997 were as follows:

                                                                                                                      Net
                                              Identified                     Gross Unrealized                    Appreciation/
                                                 Cost               Appreciation         (Depreciation)          Depreciation)
                                              ----------            ------------         --------------          -------------


Growth                                     $  64,076,595           $  22,236,332           $  (328,927)         $  21,907,405
Value and Income                              52,742,980              12,276,221              (623,487)            11,652,734
Small to Mid Cap                             104,456,669              22,304,077            (1,397,883)            20,906,194
International Equity                          96,603,379              19,112,372            (1,033,855)            18,078,517
Intermediate Fixed-Income                     39,716,802                 510,725               (82,810)               427,914
Short-Intermediate Fixed-
  Income                                      37,913,082                 154,448              (186,465)               (32,017)
Mortgage Securities                          132,041,875               1,168,314            (1,449,674)              (281,360)
U.S. Government Money                         49,187,120                    -                     -                      -




F.    CAPITAL LOSS CARRYOVERS

      At June 30, 1997, for Federal income tax purposes, the following Portfolios had capital loss carryovers which may be applied against future net taxable realizable gains of each succeeding year until the earlier of its utilization or expiration.

                                                             Expires in:
                                                                2001


      Intermediate Fixed-Income                           $  (1,446,011)
      Short-Intermediate Fixed-Income                           (54,663)
      Mortgage Securities                                      (440,877)

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                                             Growth Portfolio

                                                  1997(1)      1996        1995         1994         1993        1992(2)

Net Asset Value, beginning of period           $   19.51    $   17.99   $   14.37    $   14.16    $   13.06   $   12.00
                                               ----------  -----------  ----------   ---------   ----------   ----------

      Net investment income                         0.18         0.19        0.15        0.13         0.14         0.06
      Net realized and unrealized
         gain on investments                        4.25         3.35        4.76        0.42         1.69         1.14
                                               ----------  -----------  ----------   ---------   ----------   ----------

Total from investment operations                    4.43         3.54        4.91        0.55         1.83         1.20
                                               ----------  -----------  ----------   ---------   ----------   ----------

      Distributions from net investment income     (0.08)       (0.19)      (0.15)      (0.13)       (0.14)       (0.06)
      Distributions from capital gains                -         (1.83)      (1.14)      (0.21)       (0.59)       (0.08)
                                               ----------  -----------  ----------   ---------   ----------   ----------

Total distributions                                (0.08)       (2.02)      (1.29)      (0.34)       (0.73)       (0.14)
                                               ----------  -----------  ----------   ---------   ----------   ----------

Net Asset Value, end of period                 $   23.86   $    19.51   $   17.99    $  14.37    $    14.16   $   13.06
                                               ==========  ===========  ==========   =========   ==========   ==========

Total return (3)                                  22.74%       19.83%      34.32%       3.99%       14.21%        10.01%
                                               ==========  ===========  ==========   =========   ==========   ==========

Net assets, end of period (in thousands)       $  84,346   $   60,586   $  48,532    $  23,534   $    8,986   $   4,253
                                               ==========  ===========  ==========   =========   ==========   ==========

Ratios of expenses to average net assets:
      After Bennington fee waivers                0.92%*        1.13%       1.26%        1.76%        1.21%       1.18%*
                                               ==========  ===========  ==========   =========   ==========   ==========

      Before Bennington fee waivers               0.92%*        1.13%       1.26%        1.83%        2.64%       3.91%*
                                               ==========  ===========  ==========   =========   ==========   ==========

Ratio of net investment income to
      average net assets:
      After Bennington fee waivers                0.76%*        0.97%        0.97%       1.02%        1.16%       1.26%*
                                               ==========  ===========  ===========   =========   ==========   =========

      Before Bennington fee waivers               0.76%*        0.97%        0.97%       0.95%      (0.27)%     (1.47)%*
                                               ==========  ===========  ===========   =========   ==========   =========

Portfolio turnover rate                           26.23%       81.79%       99.73%      57.71%       60.92%      19.88%
                                               ==========  ===========  ===========   =========   ==========   =========

Average commission rate paid(4)                $   0.03    $    0.02
                                               ==========  ===========

(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on August 25, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(4) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.
*     Annualized.

See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                                        Value and Income Portfolio
                                                 -----------------------------------------------------------------------------
                                                   1997(1)         1996         1995         1994         1993       1992(2)

Net Asset Value, beginning of period             $    17.75    $    15.91   $    13.01   $    13.58    $   12.58    $   12.00
                                                 -----------   -----------  -----------  -----------   ----------   ----------

      Net investment income                            0.11          0.24         0.33         0.25         0.25         0.12
      Net realized and unrealized
        gain (loss) on investments                     2.85          3.51         3.96        (0.51)        1.59         0.59
                                                 -----------   -----------  -----------  -----------   ----------   ----------

Total from investment operations                       2.96          3.75         4.29        (0.26)        1.84         0.71
                                                 -----------   -----------  -----------  -----------   ----------   ----------

      Distributions from net investment income        (0.06)        (0.24)       (0.33)       (0.25)       (0.25)       (0.12)
      Distributions from capital gains                -             (1.67)       (1.06)       (0.05)       (0.59)       (0.01)
      Distributions in excess of capital gains        -             -            -            (0.01)       -            -
                                                 -----------   -----------  -----------  -----------   ----------   ----------

Total distributions                                   (0.06)        (1.91)       (1.39)       (0.31)       (0.84)       (0.13)
                                                 -----------   -----------  -----------  -----------   ----------   ----------

Net Asset Value, end of period                   $    20.65    $    17.75   $    15.91   $    13.01    $   13.58    $   12.58
                                                 ===========   ===========  ===========  ===========   ==========   ==========

Total return (3)                                     17.10%        23.94%       33.25%       (1.93)%      14.69%        5.92%
                                                 ===========   ===========  ===========  ===========   ==========   ==========

Net assets, end of period (in thousands)         $   64,925    $   36,367   $   24,915   $   19,999    $  11,225    $   3,859
                                                 ===========   ===========  ===========  ===========   ==========   ==========

Ratios of expenses to average net assets:
      After Bennington fee waivers                   1.04%*         1.21%        1.40%        1.77%        1.21%         1.18%*
                                                 ===========   ===========  ===========  ===========   ==========   ==========

      Before Bennington fee waivers                  1.04%*         1.21%        1.40%        1.85%        2.61%         4.60%*
                                                 ===========   ===========  ===========  ===========   ==========   ==========
Ratio of net investment income
  to average net assets:

      After Bennington fee waivers                   1.44%*         1.43%        2.18%         2.00%        2.02%         2.86%*
                                                 ===========   ===========  ===========   ===========   ==========   ==========

      Before Bennington fee waivers                  1.44%*         1.43%        2.18%         1.92%        0.62%        (0.56)%*
                                                 ===========   ===========  ===========   ===========   ==========   ==========

Portfolio turnover rate                              23.31%        93.54%      100.88%        54.26%       64.56%         7.94%
                                                 ===========   ===========  ===========   ===========   ==========   ==========

Average commission rate paid(4)                  $    0.04     $    0.05
                                                 ===========   ===========

(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on August 25, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(4) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.
*     Annualized.

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                                             Small to Mid Cap Portfolio
                                                 --------------------------------------------------------------------------

                                                    1997(1)       1996        1995        1994        1993         1992(2)

Net Asset Value, beginning of period             $    18.82   $   17.60   $   14.08   $    14.79   $   13.56    $   12.00
                                                 -----------  ----------  ----------  ----------   ----------   ----------

      Net investment income (loss)                     0.02        0.07        0.06       (0.01)        0.04         0.03
      Net realized and unrealized gain
        (loss) on investments                          2.41        4.22        4.42       (0.59)        1.91         1.56
                                                 -----------  ----------  ----------  ----------   ----------   ----------

Total from investment operations                       2.43        4.29        4.48       (0.60)        1.95         1.59
                                                 -----------  ----------  ----------  ----------   ----------   ----------

      Distributions from net investment income        (0.02)      (0.07)      (0.06)       -           (0.04)       (0.03)
      Distributions from capital gains                 -          (3.00)      (0.90)      (0.10)       (0.68)        -
      Return of capital distributions                  -           -           -          (0.01)        -            -
                                                 -----------  ----------  ----------  ----------   ----------   ----------

Total distributions                                   (0.02)      (3.07)      (0.96)      (0.11)       (0.72)       (0.03)
                                                 -----------  ----------  ----------  ----------   ----------   ----------

Net Asset Value, end of period                   $    21.23   $   18.82   $   17.60   $    14.08   $   14.79    $   13.56
                                                 ===========  ==========  ==========  ==========   ==========   ==========

Total return (3)                                      12.92%      24.85%      31.98%      (4.07)%      14.39%       13.28%
                                                 ===========  ==========  ==========  ==========   ==========   ==========

Net assets, end of period (in thousands)         $  126,503   $  65,479   $  49,803   $   24,148   $   9,791    $   4,520
                                                 ===========  ==========  ==========  ==========   ==========   ==========

Ratios of expenses to average net assets:
      After Bennington fee waivers                     1.08%*      1.17%       1.31%       1.98%        1.55%        1.51%*
                                                 ===========  ==========  ==========  ==========   ==========   ==========

      Before Bennington fee waivers                    1.08%*       1.17%      1.31%       2.38%        3.33%        5.36%*
                                                 ===========  ==========  ==========  ==========   ==========   ==========

Ratio of net investment income to
      average net assets:
      After Bennington fee waivers                     0.20%*       0.37%      0.41%      (0.18)%       0.30%       0.74%*
                                                 ===========  ==========  ==========  ==========   ==========   ==========

      Before Bennington fee waivers                    0.20%*       0.37%      0.41%      (0.58)%      (1.48)%      (3.11)%*
                                                 ===========  ==========  ==========  ==========   ==========   ==========

Portfolio turnover rate                               47.23%     113.44%      84.26%      30.14%       59.20%       12.57%
                                                 ===========  ==========  ==========  ==========   ==========   ==========

Average commission rate paid(4)                  $     0.02   $    0.03
                                                 ===========  ==========


(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on August 25, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(4) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.
*     Annualized.

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                             International Equity Portfolio
                                              ---------------------------------------------------------

                                                  1997(1)           1996           1995        1994(2)

Net Asset Value, beginning of period          $      13.83     $      12.55   $    11.67    $    12.00
                                              -------------    -------------  -----------   -----------

      Net investment income (loss)                    0.02            (0.06)        0.05          0.01
      Net realized and unrealized gain
        (loss) on investments                         1.91             1.80         0.83         (0.34)
                                              -------------    -------------  -----------   -----------

Total from investment operations                      1.93             1.74         0.88         (0.33)
                                              -------------    -------------  -----------   -----------

      Distributions from capital gains                -               (0.44)        -             -
      Distributions in excess of
        capital gains                                 -               (0.02)        -             -
                                              -------------    -------------  -----------   -----------

Total distributions                                   0.00            (0.46)        -             -
                                              -------------    -------------  -----------   -----------

Net Asset Value, end of period                $      15.76     $      13.83   $    12.55    $    11.67
                                              =============    =============  ===========   ===========

Total return (3)                                    13.96%           13.78%        7.63%        (2.75)%
                                              =============    =============  ===========   ===========

Net assets, end of period (in thousands)      $    119,776     $     73,019   $   39,102    $    7,566
                                              =============    =============  ===========   ===========

Ratios of expenses to average net assets:
      After Bennington fee waivers                  1.52%*            1.52%        1.83%        1.86%*
                                              =============    =============  ===========   ===========

      Before Bennington fee waivers                 1.52%*            1.52%        1.93%        4.06%*
                                              =============    =============  ===========   ===========

Ratio of net investment income to
  average net assets:
      After Bennington fee waivers                  0.36%*           (0.26)%       0.10%        0.38%*
                                              =============    =============  ===========   ===========

      Before Bennington fee waivers                 0.36%*           (0.26)%       0.00%       (1.82)%*
                                              =============    =============  ===========   ===========

Portfolio turnover rate                            105.88%          157.66%       84.85%         0.82%
                                              =============    =============  ===========   ===========

Average commission rate paid(4)                $     0.01      $      0.01
                                              =============    =============

(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on October 3, 1994.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(4) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.
*     Annualized.

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                                    Intermediate Fixed-Income Portfolio
                                           ---------------------------------------------------------------------------------------

                                             1997(1)             1996          1995          1994          1993           1992(2)

Net Asset Value, beginning of period       $      11.90     $      12.29   $    11.04    $     12.34   $     12.00    $     12.00
                                           -------------    -------------  -----------   -----------   ------------   ------------

      Net investment income                        0.42             0.67         0.71          0.65           0.56           0.36
      Net realized and unrealized
        gain (loss) on investments                (0.13)           (0.39)        1.25         (1.28)          0.57           0.15
                                           -------------    -------------  -----------   -----------   ------------   ------------

Total from investment operations                   0.29             0.28         1.96         (0.63)          1.13           0.51
                                           -------------    -------------  -----------   -----------   ------------   ------------

      Distributions from net
        investment income                         (0.36)           (0.67)       (0.71)        (0.65)         (0.56)         (0.36)
      Distributions from capital gains             -                -            -            (0.02)         (0.23)         (0.15)

Total distributions                               (0.36)           (0.67)       (0.71)        (0.67)         (0.79)         (0.51)
                                           -------------    -------------  -----------   -----------   ------------   ------------

Net Asset Value, end of period             $      11.83     $      11.90   $    12.29    $    11.04    $     12.34    $     12.00
                                           =============    =============  ===========   ===========   ============   ============

Total return (3)                                  2.41%            2.56%        18.26%        (5.24)%         9.53%          4.26%
                                           =============    =============  ===========   ===========   ============   ============

Net assets, end of period (in thousands)   $     40,780     $     52,248   $    36,878   $    31,405   $     26,642   $     10,901
                                           =============    =============  ===========   ===========   ============   ============

Ratios of expenses to average net assets:
      After Bennington fee waivers               0.84%*            0.88%        0.96%         1.24%          1.06%         0.85%*
                                           =============    =============  ===========   ===========   ============   ============

      Before Bennington fee waivers              0.84%*            0.88%        0.96%         1.28%          1.35%         1.50%*
                                           =============    =============  ===========   ===========   ============   ============

Ratio of net investment income to
  average net assets:
      After Bennington fee waivers               5.80%*            5.79%        6.07%         5.65%          4.62%         5.33%*
                                           =============    =============  ===========   ===========   ============   ============

      Before Bennington fee waivers              5.80%*            5.79%        6.07%         5.61%          4.33%         4.68%*
                                           =============    =============  ===========   ===========   ============   ============

Portfolio turnover rate                          45.49%           94.69%      187.62%       255.11%        265.06%        100.57%
                                           =============    =============  ===========   ===========   ============   ============

(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on June 16, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
*     Annualized.

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                                               Short-Intermediate Fixed-Income Portfolio
                                          ---------------------------------------------------------------------------------------

                                            1997(1)            1996          1995          1994          1993          1992(2)

Net Asset Value, beginning of period      $      12.16     $      12.32   $    11.62    $     12.29   $      12.16   $     12.00
                                          -------------    -------------  -----------   -----------   ------------   ------------

      Net investment income                       0.33             0.59         0.60          0.50           0.46           0.33
      Net realized and unrealized gain
        (loss) on investments                    (0.04)           (0.16)        0.70         (0.67)          0.22           0.16
                                          -------------    -------------  -----------   -----------   ------------   ------------

Total from investment operations                  0.29             0.43         1.30         (0.17)          0.68           0.49
                                          -------------    -------------  -----------   -----------   ------------   ------------

      Distributions from net
        investment income                        (0.31)           (0.59)       (0.60)        (0.50)         (0.46)         (0.33)
      Distributions from capital gains            -                -            -             -             (0.07)          -
      Distributions in excess
        of capital gains                          -                -            -             -             (0.02)          -
                                          -------------    -------------  -----------   -----------   ------------   ------------

Total distributions                              (0.31)           (0.59)       (0.60)        (0.50)         (0.55)         (0.33)
                                          -------------    -------------  -----------   -----------   ------------   ------------

Net Asset Value, end of period            $      12.14     $      12.16   $    12.32    $     11.62   $      12.29   $      12.16
                                          =============    =============  ===========   ===========   ============   ============

Total return (3)                                 2.46%            3.63%       11.42%        (1.42)%         5.62%          4.12%
                                          =============    =============  ===========   ===========   ============   ============

Net assets, end of period (in thousands)  $     38,319     $     36,701   $   35,272    $   32,233    $    32,568    $    13,365
                                          =============    =============  ===========   ===========   ============   ============

Ratios of expenses to average net assets:
      After Bennington fee waivers               0.84%*            0.93%        0.94%         1.18%          1.05%         0.83%*
                                          =============    =============  ===========   ===========   ============   ============

      Before Bennington fee waivers              0.84%*            0.93%        0.94%         1.22%          1.12%         1.42%*
                                          =============    =============  ===========   ===========   ============   ============

Ratio of net investment income to
  average net assets:
      After Bennington fee waivers               5.08%*            4.89%        4.99%         4.17%          3.78%         4.40%*
                                          =============    =============  ===========   ===========   ============   ============

      Before Bennington fee waivers              5.08%*            4.89%        4.99%         4.13%          3.71%         3.81%*
                                          =============    =============  ===========   ===========   ============   ============

Portfolio turnover rate                         41.42%            31.12%       41.93%        36.54%         88.28%        107.26%
                                          =============    =============  ===========   ===========   ============   ============


(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on May 18, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
*     Annualized.

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                                  Mortgage Securities Portfolio
                                          ---------------------------------------------------------------------------------------

                                              1997(1)           1996          1995          1994          1993          1992(2)
                                              -------           ----          ----          ----          ----          -------

Net Asset Value, beginning of period      $     12.23      $      12.38   $    11.36    $    12.17    $     12.02    $     12.00
                                          -------------    -------------  -----------   -----------   ------------   ------------

      Net investment income                       0.27             0.73         0.76          0.60           0.55           0.34
      Net realized and unrealized
        gain (loss) on investments                0.21            (0.15)        1.02         (0.80)          0.31           0.13
                                          -------------    -------------  -----------   -----------   ------------   ------------

Total from investment operations                  0.48             0.58         1.78         (0.20)          0.86           0.47
                                          -------------    -------------  -----------   -----------   ------------   ------------

      Distributions from net
        investment income                        (0.35)           (0.73)       (0.76)        (0.60)         (0.55)         (0.34)
      Distributions from capital gains            -                -            -            (0.01)         (0.16)         (0.03)
      Distributions in excess
        of capital gains                          -                -            -             -              -             (0.08)
                                          -------------    -------------  -----------   -----------   ------------   ------------

Total distributions                              (0.35)           (0.73)       (0.76)        (0.61)         (0.71)         (0.45)
                                          -------------    -------------  -----------   -----------   ------------   ------------

Net Asset Value, end of period            $      12.36     $      12.23   $    12.38    $     11.36   $      12.17   $     12.02
                                          =============    =============  ===========   ===========   ============   ============

Total return (3)                                  3.84%            4.95%       16.03%        (1.65)%         7.26%          3.93%
                                          =============    =============  ===========   ===========   ============   ============

Net assets, end of period (in thousands)  $     99,917     $     73,862   $   49,830    $    32,975   $     29,731   $    15,356
                                          =============    =============  ===========   ===========   ============   ============

Ratios of expenses to average net assets:
      After Bennington fee waivers              0.84%*            0.95%        1.03%         1.31%          1.03%         0.84%*
                                          =============    =============  ===========   ===========   ============   ============

      Before Bennington fee waivers             0.84%*            0.95%        1.03%         1.35%          1.18%         1.40%*
                                          =============    =============  ===========   ===========   ============   ============

Ratio of net investment income to
  average net assets:
      After Bennington fee waivers              5.72%*            6.08%        6.41%         5.18%          4.55%         4.68%*
                                          =============    =============  ===========   ===========   ============   ============

      Before Bennington fee waivers             5.72%*            6.08%        6.41%         5.14%          4.40%         4.12%*
                                          =============    =============  ===========   ===========   ============   ============

Portfolio turnover rate                         96.57%          356.23%      422.56%       603.51%        399.19%        114.04%
                                          =============    =============  ===========   ===========   ============   ============

(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on May 18, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
*     Annualized.

-----------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS (Unaudited)
(For a share outstanding throughout the period)
-----------------------------------------------


                                                                   U.S. Government Money Portfolio
                                             ------------------------------------------------------------------------------------

                                               1997(1)          1996         1995         1994         1993        1992(2)

Net Asset Value, beginning of period         $     1.00     $     1.00   $     1.00    $     1.00  $      1.00   $    1.00
                                             -----------    -----------  -----------   ----------   ----------   ----------

      Net investment income                        0.02           0.05         0.05          0.04         0.03        0.02
                                             -----------    -----------  -----------   ----------   ----------   ----------

      Distributions from
        net investment income                     (0.02)         (0.05)       (0.05)       (0.04)       (0.03)       (0.02)
                                             -----------    -----------  -----------   ----------   ----------   ----------

Net Asset Value, end of period               $     1.00     $     1.00   $     1.00    $    1.00    $    1.00    $    1.00
                                             ===========    ===========  ===========   ==========   ==========   ==========

Total return (3)                                   2.46%          4.78%        5.33%        3.70%        2.81%        2.40%
                                             ===========    ===========  ===========   ==========   ==========   ==========

Net assets, end of period (in thousands)     $   48,965     $   61,672   $   41,882    $  12,008    $  26,693    $  51,145
                                             ===========    ===========  ===========   ==========   ==========   ==========

Ratios of expenses to average net assets:
      After Bennington fee waivers                0.52%*          0.59%        0.53%        0.45%        0.45%        0.32%*
                                             ===========    ===========  ===========   ==========   ==========   ==========

      Before Bennington fee waivers               0.52%*          0.59%        0.78%        1.27%        0.77%        0.39%*
                                             ===========    ===========  ===========   ==========   ==========   ==========

Ratio of net investment income
  to average net assets:
      After Bennington fee waivers                4.84%*          4.73%        5.14%        3.51%        2.71%        3.25%*
                                             ===========    ===========  ===========   ==========   ==========   ==========

      Before Bennington fee waivers               4.84%*          4.73%        4.89%        2.69%        2.39%        3.18%*
                                             ===========    ===========  ===========   ==========   ==========   ==========


(1)   For the six months ended June 30, 1997.
(2)   Portfolio commenced operations on April 9, 1992.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
*     Annualized.

-----------------------------------------------------------------------------
See notes to financial statements

                              ACCESSOR FUNDS, INC.


Directors and Officers

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
 Officer
Robert J. Harper, Vice President
Joe King, Vice President, Assistant Treasurer and Chief Compliance Officer Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President and Assistant Secretary

--------------------------------------------------------------------------------

Investment Advisor and Administrator

Bennington Capital Management L.P.
U. S. Bank Centre, 1420 5th Avenue, Suite 3130
Seattle, Washington 98101

--------------------------------------------------------------------------------

Custodian

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH  45263

--------------------------------------------------------------------------------

Transfer Agent

Bennington Capital Management L.P.
P. O. Box 1748
Seattle, Washington 98111

--------------------------------------------------------------------------------

Legal Counsel

Mayer, Brown & Platt
1675 Broadway
New York, New York 10019

--------------------------------------------------------------------------------

Independent Auditors

Deloitte & Touche LLP
1700 Courthouse Plaza NE
Dayton, OH  45402

--------------------------------------------------------------------------------

This report, including the financial statements herein is transmitted to the shareholders of the Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.